UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-01236

DWS Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	3/31

Date of reporting period:	9/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

SEPTEMBER 30, 2011 Semiannual Report to Shareholders

DWS Lifecycle Long Range Fund

Contents
4 Performance Summary
6 Information About Your Fund's Expenses
8 Portfolio Summary
10 Investment Portfolio
54 Statement of Assets and Liabilities
56 Statement of Operations
57 Statement of Changes in Net Assets
58 Financial Highlights
60 Notes to Financial Statements
71 Investment Management Agreement Approval
76 Summary of Management Fee Evaluation by Independent Fee Consultant
80 Account Management Resources
81 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The fund may use derivatives, including as part of its Global Tactical Asset Allocation (GTAA) strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the U.S., represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary September 30, 2011
Average Annual Total Returns as of 9/30/11
No Sales Charges	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class S	-9.82%	-1.06%	1.72%	-0.47%	2.85%
Institutional Class	-9.58%	-0.70%	1.97%	-0.21%	3.21%
S&P® Target Risk Growth Index+	-8.69%	0.44%	2.43%	1.04%	5.13%
Barclays Capital U.S. Aggregate Bond Index+	6.20%	5.26%	7.97%	6.53%	5.66%
Russell 1000® Index+	-14.58%	0.91%	1.61%	-0.91%	3.28%

‡ Total returns shown for periods less than one year are not annualized.

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $1,000,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated August 1, 2011 are 1.07% and 0.96% for Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of an Assumed $1,000,000 Investment
[] DWS Lifecycle Long Range Fund — Institutional Class [] Barclays Capital U.S. Aggregate Bond Index+ [] Russell 1000 Index+ [] S&P® Target Risk Growth Index+

Yearly periods ended September 30

The growth of $1,000,000 is cumulative.

The minimum initial investment for the Institutional Class is $1,000,000.

Performance of other share classes will vary based on the fee structure of those classes.

+ S&P Target Risk Growth Index is designed to measure the performance of S&P's proprietary growth target risk allocation model. The S&P Target Risk Growth Index seeks to provide exposure to equity securities, while also allocating a portion of exposure to fixed income in an effort to produce moderate capital appreciation and some opportunity for current income and capital preservation. On August 1, 2011, the S&P Target Growth Index replaced the Barclays Capital U.S. Aggregate Bond Index and the Russell 1000 Index as the fund's benchmark index because portfolio management believes that it better reflects the fund's investment strategy.

The Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, corporate bond issues and mortgage securities.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
Net Asset Value and Distribution Information
	Class S	Institutional Class
Net Asset Value: 9/30/11	$8.17	$8.53
3/31/11	$9.14	$9.54
Distribution Information: Six Months as of 9/30/11: Income Dividends	$.08	$.09

Morningstar Rankings — Moderate Allocation Funds Category as of 9/30/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class S 1-Year	569	of	962	59
3-Year	738	of	847	87
5-Year	621	of	711	87
10-Year	309	of	386	80
Institutional Class 1-Year	502	of	962	52
3-Year	706	of	847	83
5-Year	587	of	711	82
10-Year	272	of	386	70

Source: Morningstar, Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees and other Fund expenses. Examples of transaction costs include account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (April 1, 2011 to September 30, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended September 30, 2011
Actual Fund Return	Class S	Institutional Class
Beginning Account Value 4/1/11	$1,000.00	$1,000.00
Ending Account Value 9/30/11	$901.80	$904.20
Expenses Paid per $1,000*	$4.23	$2.62
Hypothetical 5% Fund Return	Class S	Institutional Class
Beginning Account Value 4/1/11	$1,000.00	$1,000.00
Ending Account Value 9/30/11	$1,020.55	$1,022.25
Expenses Paid per $1,000*	$4.50	$2.78

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class S	Institutional Class
DWS Lifecycle Long Range Fund	.89%	.55%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	9/30/11	3/31/11

Common Stocks	51%	53%
Exchange-Traded Funds — Equity	5%	5%
Total Equity	56%	58%
Corporate Bonds	9%	10%
Government & Agency Obligations	9%	9%
Exchange-Traded Funds — Fixed Income	3%	3%
Mortgage-Backed Securities Pass-Throughs	7%	5%
Collateralized Mortgage Obligations	4%	5%
Commercial Mortgage-Backed Securities	1%	2%
Municipal Bonds and Notes	1%	—
Asset-Backed	1%	1%
Total Fixed Income	35%	35%
Cash Equivalents	9%	7%
	100%	100%

Sector Diversification (As a % of Equities, Corporate Bonds and Preferred Securities)	9/30/11	3/31/11

Information Technology	16%	15%
Financials	15%	18%
Health Care	13%	10%
Consumer Discretionary	10%	11%
Consumer Staples	10%	7%
Energy	10%	12%
Industrials	9%	11%
Utilities	6%	5%
Telecommunication Services	6%	5%
Materials	5%	6%
	100%	100%

Geographical Diversification (As a % of Equity Securities)	9/30/11	3/31/11

United States	74%	75%
Europe (excluding United Kingdom)	12%	11%
Japan	4%	4%
United Kingdom	3%	3%
Pacific Basin (excluding Japan)	3%	3%
Canada	2%	2%
Other	2%	2%
	100%	100%

Asset allocation, sector and geographical diversifications are subject to change.
Ten Largest Equity Holdings at September 30, 2011 (6.9% of Net Assets)
1. Apple, Inc. Manufacturer of personal computers and communication solutions	1.6%
2. Microsoft Corp. Developer of computer software	0.9%
3. Chevron Corp. Operator of petroleum exploration, delivery and refining facilities	0.9%
4. Philip Morris International, Inc. Seller and distributor of tobacco products	0.6%
5. United Technologies Corp. Manufacturer of aerospace equipment, climate control systems and elevators	0.6%
6. McKesson Corp. Provider of health care services	0.5%
7. Verizon Communications, Inc. Provider of advanced communication and information technology services	0.5%
8. ConocoPhillips Producer of petroleum and other natural gases	0.5%
9. Discover Financial Services Credit card issuer and electronics payment services company	0.4%
10. Exxon Mobil Corp. Explorer and producer of oil and gas	0.4%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 10. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of September 30, 2011 (Unaudited)

	Shares	Value ($)

Common Stocks 53.1%
Consumer Discretionary 5.4%
Auto Components 0.3%
BorgWarner, Inc.*	10,854	656,993
Bridgestone Corp.	900	20,407
Compagnie Generale des Etablissements Michelin "B"	157	9,376
Continental AG*	3,130	179,867
Denso Corp.	700	22,436
Magna International, Inc. "A"	1,900	62,826
Minth Group Ltd.	196,965	175,452
Nippon Seiki Co., Ltd.	18,484	201,099
Pirelli & C. SpA	2,217	15,732
TRW Automotive Holdings Corp.*	10,394	340,196
		1,684,384
Automobiles 0.2%
Bayerische Motoren Werke (BMW) AG	1,139	75,470
Daimler AG (Registered)	3,289	145,684
Fiat SpA	11,824	63,903
General Motors Co.*	2,100	42,378
Honda Motor Co., Ltd.	9,294	272,500
Nissan Motor Co., Ltd.	2,500	22,093
Renault SA	12,600	417,626
Toyota Motor Corp.	3,100	105,972
Volkswagen AG	90	11,154
		1,156,780
Distributors 0.1%
Genuine Parts Co.	12,278	623,722
Jardine Cycle & Carriage Ltd.	1,000	31,744
Li & Fung Ltd.	74,000	122,045
		777,511
Diversified Consumer Services 0.1%
H&R Block, Inc.	59,012	785,450
Hotels Restaurants & Leisure 1.0%
Autogrill SpA	1,184	11,900
Bwin.Party Digital Entertainment PLC	32,208	61,391
Carnival Corp.	11,806	357,722
Chipotle Mexican Grill, Inc.*	1,800	545,310
Compass Group PLC	3,075	24,866
Crown Ltd.	4,710	35,890
Darden Restaurants, Inc.	11,800	504,450
Domino's Pizza UK & IRL PLC	30,634	211,170
Dunkin' Brands Group, Inc.*	530	14,681
Genting Singapore PLC*	75,000	87,158
Las Vegas Sands Corp.*	1,900	72,846
McDonald's Corp.	7,619	669,101
Paddy Power PLC (b)	5,499	282,953
Paddy Power PLC (b)	587	30,349
REXLot Holdings Ltd.	3,560,051	214,150
Sands China Ltd.*	8,800	20,240
Shangri-La Asia Ltd.	8,000	15,053
Starbucks Corp.	13,600	507,144
Starwood Hotels & Resorts Worldwide, Inc.	17,723	688,007
TABCORP Holdings Ltd.	3,940	9,750
Tatts Group Ltd.	11,254	24,081
Tim Hortons, Inc.	1,500	69,725
Trump Entertainment Resorts, Inc.*	4	73
Wynn Macau Ltd.	5,200	11,949
Wynn Resorts Ltd.	5,200	598,416
		5,068,375
Household Durables 0.2%
Electrolux AB "B"	641	9,397
Hajime Construction Co., Ltd.	7,098	190,698
Jarden Corp.	4,807	135,846
Panasonic Corp.	3,400	32,861
Sony Corp.	1,300	24,949
Tempur-Pedic International, Inc.*	8,000	420,880
		814,631
Internet & Catalog Retail 0.2%
Priceline.com, Inc.*	2,000	898,920
Shutterfly, Inc.*	1,659	68,318
		967,238
Leisure Equipment & Products 0.4%
Mattel, Inc.	31,700	820,713
Polaris Industries, Inc.	16,200	809,514
Universal Entertainment Corp.	13,193	392,695
		2,022,922
Media 0.8%
Aegis Group PLC	50,983	97,928
British Sky Broadcasting Group PLC	1,807	18,552
CBS Corp. "B"	77,600	1,581,488
Charm Communications, Inc. (ADR)*	18,136	152,342
Comcast Corp. "A"	51,300	1,072,170
Dex One Corp.*	360	202
Fairfax Media Ltd.	18,551	14,592
JC Decaux SA*	7,492	185,841
Kabel Deutschland Holding AG*	213	11,482
Mediaset Espana Communication SA	1,471	8,352
Mediaset SpA	8,105	25,446
Modern Times Group "B"	172	6,867
News Corp. "A"	3,300	51,051
Pearson PLC	1,330	23,410
Postmedia Network Canada Corp.*	872	7,905
Reed Elsevier NV	16,789	183,592
Reed Elsevier PLC	2,143	16,326
Shaw Communications, Inc. "B"	3,200	64,922
Singapore Press Holdings Ltd.	15,000	42,869
SuperMedia, Inc.*	67	104
Thomson Reuters Corp.	3,002	81,360
Viacom, Inc. "B"	7,400	286,676
Wolters Kluwer NV	6,535	105,827
WPP PLC	1,959	18,066
		4,057,370
Multiline Retail 0.5%
Canadian Tire Corp., Ltd. "A"	700	38,076
Dollar General Corp.*	10,718	404,712
Macy's, Inc.	60,700	1,597,624
Marks & Spencer Group PLC	2,989	14,531
Nordstrom, Inc.	11,406	521,026
		2,575,969
Specialty Retail 1.2%
Aaron's, Inc.	40,100	1,012,525
Advance Auto Parts, Inc.	3,553	206,429
Aeropostale, Inc.*	9,283	100,349
Bed Bath & Beyond, Inc.*	10,975	628,977
Dick's Sporting Goods, Inc.*	15,863	530,776
Esprit Holdings Ltd.	3,887	4,741
Foot Locker, Inc.	43,200	867,888
Guess?, Inc.	5,046	143,760
Hennes & Mauritz AB "B"	2,442	72,945
hhgregg, Inc.*	7,960	77,610
Industria de Diseno Textil SA	1,268	108,589
Kingfisher PLC	4,711	18,058
L'Occitane International SA*	76,686	154,631
Limited Brands, Inc.	54,237	2,088,667
Urban Outfitters, Inc.*	6,624	147,848
		6,163,793
Textiles, Apparel & Luxury Goods 0.4%
Adidas AG	578	34,874
Burberry Group PLC	9,222	166,932
Compagnie Financiere Richemont SA "A"	1,306	57,974
Deckers Outdoor Corp.*	4,217	393,277
Gildan Activewear, Inc.	1,000	25,957
Luxottica Group SpA	740	18,747
LVMH Moet Hennessy Louis Vuitton SA	182	24,135
NIKE, Inc. "B"	13,797	1,179,782
Swatch Group AG (Bearer)	88	28,839
Yue Yuen Industrial (Holdings) Ltd.	5,000	12,810
		1,943,327
Consumer Staples 5.9%
Beverages 1.1%
Anheuser-Busch InBev NV	1,490	79,020
Asahi Breweries Ltd.	2,300	48,706
C&C Group PLC (b)	54,757	206,444
C&C Group PLC (b)	5,851	22,060
Carlsberg AS "B"	4,872	288,987
Coca-Cola Amatil Ltd.	1,082	12,380
Coca-Cola Co.	6,000	405,360
Coca-Cola Enterprises, Inc.	37,300	928,024
Diageo PLC	2,016	38,356
Foster's Group Ltd.	3,848	19,535
Hansen Natural Corp.*	10,100	881,629
Heineken Holding NV	583	22,489
Heineken NV	15,222	680,263
Kirin Holdings Co., Ltd.	4,000	52,220
PepsiCo, Inc.	34,619	2,142,916
Pernod Ricard SA	704	55,200
SABMiller PLC	640	20,801
		5,904,390
Food & Staples Retailing 1.7%
Aeon Co., Ltd.	4,000	53,995
Alimentation Couche-Tard, Inc. "B"	1,500	42,084
Carrefour SA	1,940	44,133
Casino Guichard-Perrachon SA	263	20,488
Colruyt SA	270	11,209
Costco Wholesale Corp.	18,837	1,546,894
CVS Caremark Corp.	64,026	2,149,993
Delhaize Group	237	13,838
Empire Co., Ltd. "A"	300	16,462
FamilyMart Co., Ltd.	400	15,279
George Weston Ltd.	600	39,639
Kato Sangyo Co., Ltd.	4,645	110,513
Koninklijke Ahold NV	5,711	67,151
Lawson, Inc.	400	22,608
Loblaw Companies Ltd.	1,200	45,165
Metro AG	1,423	59,872
Metro, Inc. "A"	1,100	48,098
Olam International Ltd.	15,000	25,573
Seven & I Holdings Co., Ltd.	3,500	98,252
Shoppers Drug Mart Corp.	2,400	93,559
Tesco PLC	15,668	91,649
Wal-Mart Stores, Inc.	25,925	1,345,508
Walgreen Co.	16,552	544,395
Wesfarmers Ltd.	5,358	161,907
Whole Foods Market, Inc.	25,782	1,683,822
Woolworths Ltd.	11,658	278,567
		8,630,653
Food Products 1.6%
Ajinomoto Co., Inc.	4,000	47,306
Bunge Ltd.	100	5,829
DANONE SA	1,909	117,482
Diamond Foods, Inc. (c)	5,280	421,291
General Mills, Inc.	15,291	588,245
Golden Agri-Resources Ltd.	913,000	419,313
Green Mountain Coffee Roasters, Inc.*	1,546	143,685
Kellogg Co.	32,669	1,737,664
Kraft Foods, Inc. "A"	44,075	1,480,038
Mead Johnson Nutrition Co.	18,108	1,246,374
MEIJI Holdings Co., Ltd.	400	18,946
Nestle SA (Registered)	8,435	463,675
Nippon Meat Packers, Inc.	1,000	12,989
Nisshin Seifun Group, Inc.	1,000	13,047
Nissin Foods Holdings Co., Ltd.	400	16,117
Saputo, Inc.	1,500	59,090
Sara Lee Corp.	33,573	548,919
Suedzucker AG	885	25,112
SunOpta, Inc.*	37,750	186,107
TreeHouse Foods, Inc.*	3,023	186,942
Unilever NV (CVA)	6,862	217,347
Unilever PLC	740	23,181
Viterra, Inc.	4,200	41,323
Wilmar International Ltd.	20,000	79,334
Yakult Honsha Co., Ltd.	600	18,667
Yamazaki Baking Co., Ltd.	1,000	15,181
		8,133,204
Household Products 0.4%
Colgate-Palmolive Co.	16,900	1,498,692
Energizer Holdings, Inc.*	300	19,932
Henkel AG & Co. KGaA	1,482	64,848
Procter & Gamble Co.	11,100	701,298
Reckitt Benckiser Group PLC	539	27,250
Unicharm Corp.	700	33,599
		2,345,619
Personal Products 0.2%
Beiersdorf AG	1,089	58,319
Herbalife Ltd.	15,400	825,440
Kao Corp.	2,600	72,323
L'Oreal SA	825	80,728
Shiseido Co., Ltd.	2,000	38,735
		1,075,545
Tobacco 0.9%
Altria Group, Inc.	42,849	1,148,782
British American Tobacco PLC	1,729	73,284
Imperial Tobacco Group PLC	831	28,063
Japan Tobacco, Inc.	20	93,309
Philip Morris International, Inc.	49,985	3,118,064
		4,461,502
Energy 5.2%
Energy Equipment & Services 1.3%
Aker Solutions ASA	574	5,507
AMEC PLC	7,312	91,969
Complete Production Services, Inc.*	6,681	125,937
Dresser-Rand Group, Inc.*	4,312	174,765
Fugro NV (CVA)	1,482	75,040
Halliburton Co.	13,223	403,566
Helmerich & Payne, Inc.	14,300	580,580
John Wood Group PLC	18,502	152,011
Kvaerner ASA*	574	750
Lamprell PLC	36,086	144,231
National Oilwell Varco, Inc.	20,145	1,031,827
Noble Corp.*	23,536	690,781
Oceaneering International, Inc.	9,600	339,264
Oil States International, Inc.*	8,501	432,871
Patterson-UTI Energy, Inc.	2,300	39,882
Prosafe SE	17,307	112,406
Saipem SpA	1,156	40,533
SBM Offshore NV	17,460	302,777
Schlumberger Ltd.	18,011	1,075,797
SEACOR Holdings, Inc.	4,200	336,882
Seadrill Ltd.	1,256	34,783
Superior Energy Services, Inc.*	7,200	188,928
Technip SA	174	13,925
Tecnicas Reunidas SA	2,234	71,324
Tenaris SA	2,058	26,143
Transocean Ltd.	10,578	504,994
WorleyParsons Ltd.	549	13,699
		7,011,172
Oil, Gas & Consumable Fuels 3.9%
Anadarko Petroleum Corp.	12,672	798,970
Approach Resources, Inc.*	5,718	97,149
BG Group PLC	1,332	25,364
BP PLC	7,454	44,708
Canadian Natural Resources Ltd. (b)	600	17,618
Canadian Natural Resources Ltd. (b)	24,457	715,856
Cenovus Energy, Inc.	500	15,397
Chevron Corp.	47,774	4,420,047
Cloud Peak Energy, Inc.*	6,994	118,548
ConocoPhillips	36,868	2,334,482
Enbridge, Inc.	400	12,768
EnCana Corp.	500	9,624
Eni SpA	5,437	95,531
EOG Resources, Inc.	9,820	697,318
Exxon Mobil Corp.	30,048	2,182,386
Holly Corp.	25,000	655,500
Idemitsu Kosan Co., Ltd.	200	17,931
Imperial Oil Ltd.	300	10,776
INPEX Corp.	49	301,958
JX Holdings, Inc.	9,500	53,320
Marathon Oil Corp.	29,804	643,170
Marathon Petroleum Corp.	18,997	514,059
Nexen, Inc.	30,352	470,153
Occidental Petroleum Corp.	21,528	1,539,252
Origin Energy Ltd.	2,883	36,906
Plains Exploration & Production Co.*	13,603	308,924
Repsol YPF SA	4,937	130,080
Rosetta Resources, Inc.*	2,412	82,539
Royal Dutch Shell PLC "A"	1,552	48,136
Royal Dutch Shell PLC "B"	11,205	348,025
Santos Ltd.	2,578	27,878
SM Energy Co.	11,300	685,345
Statoil ASA	3,722	79,527
Suncor Energy, Inc. (b)	884	22,575
Suncor Energy, Inc. (b)	29,928	761,368
Talisman Energy, Inc.	800	9,833
Tesoro Corp.*	36,100	702,867
TonenGeneral Sekiyu KK	2,000	22,937
Total SA	2,508	110,579
TransCanada Corp.	600	24,357
Ultra Petroleum Corp.*	2,760	76,507
Valero Energy Corp.	42,731	759,757
Woodside Petroleum Ltd.	1,629	50,431
		20,080,456
Financials 6.4%
Capital Markets 0.6%
Affiliated Managers Group, Inc.*	1,681	131,202
American Capital Ltd.*	94,400	643,808
Ameriprise Financial, Inc.	7,232	284,652
Ashmore Group PLC	53,760	269,568
Credit Suisse Group AG (Registered)*	930	24,133
Daiwa Securities Group, Inc.	4,000	14,925
Hargreaves Lansdown PLC	7,388	51,596
ICAP PLC	17,346	110,258
Jefferies Group, Inc.	9,045	112,248
Lazard Ltd. "A"	3,554	74,989
Nomura Holdings, Inc.	6,500	23,685
Partners Group Holding AG	1,543	253,873
T. Rowe Price Group, Inc. (c)	18,189	868,889
UBS AG (Registered)*	2,823	32,135
UOB-Kay Hian Holdings Ltd.	95,596	111,006
Waddell & Reed Financial, Inc. "A"	5,153	128,877
		3,135,844
Commercial Banks 1.3%
Alpha Bank AE*	9,270	16,465
Australia & New Zealand Banking Group Ltd.	764	14,189
Banco Bilbao Vizcaya Argentaria SA	7,006	57,086
Banco Santander SA	10,999	89,917
Bank of Cyprus PCL (b)	14,723	22,897
Bank of Cyprus PCL (b)	2,475	3,880
Bank of Montreal	500	27,994
Bank of Nova Scotia	1,000	50,310
Barclays PLC	3,017	7,406
BNP Paribas	1,019	40,334
BOC Hong Kong (Holdings) Ltd.	256,900	540,220
BOK Financial Corp.	900	42,201
Canadian Imperial Bank of Commerce	400	28,010
Commerzbank AG*	9,215	23,198
Commonwealth Bank of Australia	655	28,480
Credit Agricole SA	2,128	14,628
Dah Sing Banking Group Ltd.	42,444	37,123
Danske Bank AS*	8,782	123,092
DBS Group Holdings Ltd.	5,000	44,824
Dexia SA*	3,720	7,059
DGB Financial Group, Inc.*	15,672	181,749
DnB NOR ASA	29,073	290,242
EFG Eurobank Ergasias*	9,136	11,348
Erste Group Bank AG	2,114	53,884
HSBC Holdings PLC	4,828	36,796
Intesa Sanpaolo	28,439	44,436
KBC Groep NV	1,581	36,389
M&T Bank Corp.	6,800	475,320
Mitsubishi UFJ Financial Group, Inc.	19,800	88,992
Mizuho Financial Group, Inc.	26,892	38,841
National Australia Bank Ltd.	49,721	1,056,367
National Bank of Canada	200	13,339
National Bank of Greece SA*	18,402	67,282
Nordea Bank AB	4,983	40,264
Oversea-Chinese Banking Corp., Ltd.	6,000	36,923
Prosperity Bancshares, Inc.	4,687	153,171
Raiffeisen International Bank-Holding AG	585	17,095
Resona Holdings, Inc.	26,600	125,943
Royal Bank of Canada	1,300	59,622
Skandinaviska Enskilda Banken AB "A"	4,626	24,872
Societe Generale	27,883	730,576
Standard Chartered PLC	740	14,770
Sumitomo Mitsui Financial Group, Inc.	2,100	59,266
Sumitomo Mitsui Trust Holdings, Inc.	5,000	16,529
SunTrust Banks, Inc.	21,500	385,925
Svenska Handelsbanken AB "A"	928	23,592
Swedbank AB "A"	940	10,358
Toronto-Dominion Bank	900	64,062
UniCredit SpA	38,385	40,848
United Overseas Bank Ltd.	3,000	38,615
Wells Fargo & Co.	10,800	260,496
Westpac Banking Corp.	1,148	22,065
Zions Bancorp.	55,887	786,330
		6,525,620
Consumer Finance 0.6%
Capital One Financial Corp.	23,600	935,268
Discover Financial Services	98,417	2,257,686
		3,192,954
Diversified Financial Services 0.7%
CBOE Holdings, Inc.	2,700	66,069
CME Group, Inc. "A"	3,800	936,320
Deutsche Boerse AG*	224	11,248
Groupe Bruxelles Lambert SA	500	35,186
Hong Kong Exchanges & Clearing Ltd.	1,000	14,349
IG Group Holdings PLC	25,285	174,718
ING Groep NV (CVA)*	39,257	276,291
Interactive Brokers Group, Inc. "A"	11,200	156,016
IntercontinentalExchange, Inc.*	6,300	745,038
Investor AB "B"	985	17,289
JPMorgan Chase & Co.	36,309	1,093,627
ORIX Corp.	260	20,262
Pohjola Bank PLC "A"	1,664	17,489
Singapore Exchange Ltd.	2,000	10,034
The NASDAQ OMX Group, Inc.*	9,200	212,888
		3,786,824
Insurance 2.4%
ACE Ltd.	16,300	987,780
Aegon NV*	3,925	15,824
Aflac, Inc.	1,700	59,415
Ageas	20,701	35,610
AIA Group Ltd.	11,800	33,548
Allianz SE (Registered)	8,086	760,899
American National Insurance Co.	100	6,925
Arch Capital Group Ltd.*	24,500	800,538
Assicurazioni Generali SpA	2,786	44,009
Assurant, Inc.	23,243	832,099
AXA SA	78,269	1,016,254
Berkshire Hathaway, Inc. "B"*	4,000	284,160
Chubb Corp.	15,400	923,846
Dai-ichi Life Insurance Co., Ltd.	12	12,398
Erie Indemnity Co. "A"	5,700	405,726
Fidelity National Financial, Inc. "A"	46,236	701,863
HCC Insurance Holdings, Inc.	22,547	609,896
Lincoln National Corp.	41,448	647,832
Manulife Financial Corp.	2,000	22,788
Mercury General Corp.	3,700	141,895
MetLife, Inc.	15,524	434,827
MS&AD Insurance Group Holdings, Inc.	1,100	23,841
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	294	36,443
NKSJ Holdings, Inc.	750	16,569
Old Mutual PLC	132,980	215,006
PartnerRe Ltd.	16,178	845,624
Power Corp. of Canada	600	13,152
Prudential Financial, Inc.	16,111	754,961
Reinsurance Group of America, Inc.	3,300	151,635
Sampo Oyj "A"	4,527	113,382
Sun Life Financial, Inc.	800	19,109
Swiss Re Ltd.*	334	15,545
T&D Holdings, Inc.	1,400	13,177
Tokio Marine Holdings, Inc.	1,100	27,883
Transatlantic Holdings, Inc.	12,898	625,811
Tryg AS	339	17,816
Unum Group	2,100	44,016
Vienna Insurance Group AG Wiener Versicherung Gruppe	402	15,267
Zurich Financial Services AG*	3,648	755,231
		12,482,600
Real Estate Investment Trusts 0.6%
Annaly Capital Management, Inc. (REIT)	40,900	680,167
CapitaMall Trust (REIT)	340,000	472,137
Corio NV (REIT)	442	20,341
Klepierre (REIT)	3,500	98,158
Public Storage (REIT)	10,000	1,113,500
Rayonier, Inc. (REIT)	11,400	419,406
SL Green Realty Corp. (REIT)	4,300	250,045
Unibail-Rodamco SE (REIT)	119	21,208
Westfield Group (REIT) (Units)	16,101	119,208
		3,194,170
Real Estate Management & Development 0.2%
Brookfield Asset Management, Inc. "A"	700	19,359
CapitaLand Ltd.	35,000	65,247
Cheung Kong (Holdings) Ltd.	2,000	21,410
Hang Lung Properties Ltd.	3,000	8,869
Immofinanz AG*	8,098	22,991
K Wah International Holdings Ltd.	654,424	129,421
Mitsubishi Estate Co., Ltd.	19,300	312,355
Mitsui Fudosan Co., Ltd.	18,800	297,551
Sumitomo Realty & Development Co., Ltd.	1,000	19,216
Sun Hung Kai Properties Ltd.	2,000	22,660
Swire Pacific Ltd. "A"	1,000	10,332
		929,411
Thrifts & Mortgage Finance 0.0%
People's United Financial, Inc.	8,100	92,340
Health Care 7.6%
Biotechnology 1.0%
Actelion Ltd. (Registered)*	235	7,818
Alexion Pharmaceuticals, Inc.*	15,700	1,005,742
Biogen Idec, Inc.*	10,800	1,006,020
Celgene Corp.*	22,882	1,416,854
CSL Ltd.	2,298	65,549
Gilead Sciences, Inc.*	39,078	1,516,226
Onyx Pharmaceuticals, Inc.*	2,863	85,919
Pharmasset, Inc.*	2,525	207,984
		5,312,112
Health Care Equipment & Supplies 1.1%
Accuray, Inc.*	21,244	85,401
Baxter International, Inc.	20,801	1,167,768
Becton, Dickinson & Co.	10,258	752,116
CareFusion Corp.*	18,008	431,292
Cochlear Ltd.	346	15,375
Coloplast AS "B"	129	18,618
CONMED Corp.*	4,860	111,829
Edwards Lifesciences Corp.*	5,576	397,457
Essilor International SA (c)	1,042	75,093
IDEXX Laboratories, Inc.*	6,100	420,717
Kinetic Concepts, Inc.*	1,279	84,273
Merit Medical Systems, Inc.*	7,983	104,897
NxStage Medical, Inc.*	10,853	226,394
Olympus Corp.	800	24,695
Sirona Dental Systems, Inc.*	3,641	154,415
Smith & Nephew PLC	2,990	26,882
Sonova Holding AG (Registered)*	114	10,287
St. Jude Medical, Inc.	16,144	584,251
Sysmex Corp.	400	14,368
Terumo Corp.	6,100	317,269
The Cooper Companies, Inc.	5,400	427,410
Thoratec Corp.*	10,087	329,240
		5,780,047
Health Care Providers & Services 2.1%
Aetna, Inc.	23,200	843,320
AmerisourceBergen Corp.	23,700	883,299
Centene Corp.*	9,711	278,414
DaVita, Inc.*	10,000	626,700
Express Scripts, Inc.*	24,195	896,909
Fleury SA	19,449	232,116
Fresenius Medical Care AG & Co. KGaA	9,865	668,344
Fresenius SE & Co. KGaA	444	39,405
Healthspring, Inc.*	6,070	221,312
Humana, Inc.	22,205	1,614,970
McKesson Corp.	39,184	2,848,677
Sonic Healthcare Ltd.	1,985	21,720
UnitedHealth Group, Inc.	25,200	1,162,224
WellPoint, Inc.	10,028	654,628
		10,992,038
Health Care Technology 0.1%
SXC Health Solutions Corp.*	4,731	263,517
Life Sciences Tools & Services 0.1%
Life Technologies Corp.*	4,941	189,883
QIAGEN NV*	1,259	17,386
Thermo Fisher Scientific, Inc.*	10,366	524,934
		732,203
Pharmaceuticals 3.2%
Abbott Laboratories	5,400	276,156
Astellas Pharma, Inc.	1,700	64,133
AstraZeneca PLC	3,739	165,550
Bayer AG	3,361	184,707
Bristol-Myers Squibb Co.	43,300	1,358,754
Chugai Pharmaceutical Co., Ltd.	1,500	25,418
Daiichi Sankyo Co., Ltd.	2,900	60,384
Eisai Co., Ltd.	1,000	40,303
Eli Lilly & Co.	54,300	2,007,471
Flamel Technologies SA (ADR)*	21,496	89,638
Forest Laboratories, Inc.*	27,100	834,409
GlaxoSmithKline PLC	99,460	2,053,499
Hisamitsu Pharmaceutical Co., Inc.	500	24,011
Johnson & Johnson	13,300	847,343
Kyowa Hakko Kirin Co., Ltd.	2,000	22,269
Merck & Co., Inc.	58,569	1,915,792
Merck KGaA	169	13,828
Mitsubishi Tanabe Pharma Corp.	36,000	667,361
Novartis AG (Registered)	4,447	248,185
Novo Nordisk AS "B"	13,669	1,358,863
Ono Pharmaceutical Co., Ltd.	400	23,819
Otsuka Holdings KK	1,000	27,348
Pacira Pharmaceuticals. Inc.*	20,778	206,326
Pfizer, Inc.	30,300	535,704
Questcor Pharmaceuticals, Inc.* (c)	14,587	397,642
Roche Holding AG (Genusschein)	1,299	208,985
Sanofi	6,131	402,556
Santen Pharmaceutical Co., Ltd.	400	16,717
Shionogi & Co., Ltd.	2,000	29,600
Shire PLC	1,752	54,631
Taisho Pharmaceutical Co., Ltd.	1,000	24,556
Takeda Pharmaceutical Co., Ltd.	3,100	147,188
Teva Pharmaceutical Industries Ltd. (ADR)	23,713	882,598
Tsumura & Co.	400	12,747
Valeant Pharmaceuticals International, Inc.	8,300	309,379
VIVUS, Inc.*	14,954	120,679
Watson Pharmaceuticals, Inc.*	12,400	846,300
		16,504,849
Industrials 5.3%
Aerospace & Defense 1.6%
BAE Systems PLC	4,921	20,288
BE Aerospace, Inc.*	6,834	226,274
Bombardier, Inc. "B"	8,300	29,069
CAE, Inc.	1,500	14,071
European Aeronautic Defence & Space Co.	36,800	1,032,443
Finmeccanica SpA	3,546	24,476
General Dynamics Corp.	5,200	295,828
Lockheed Martin Corp. (c)	13,200	958,848
Northrop Grumman Corp.	29,249	1,525,628
Raytheon Co.	17,680	722,582
Rolls-Royce Holdings PLC*	2,921	26,782
Singapore Technologies Engineering Ltd.	6,000	12,718
TransDigm Group, Inc.*	6,313	515,583
United Technologies Corp.	42,693	3,003,879
		8,408,469
Air Freight & Logistics 0.0%
Deutsche Post AG (Registered)	632	8,077
FedEx Corp.	1,600	108,288
PostNL NV	1,419	6,214
TNT Express NV	1,419	9,791
		132,370
Airlines 0.1%
Cathay Pacific Airways Ltd.	8,000	12,961
Cebu Air, Inc.	73,779	119,417
International Consolidated Airlines Group SA*	2,833	6,670
Qantas Airways Ltd.*	7,928	10,615
Ryanair Holdings PLC (ADR)*	6,624	170,568
Singapore Airlines Ltd.	2,793	24,166
		344,397
Building Products 0.0%
Assa Abloy AB "B"	518	10,664
Compagnie de Saint-Gobain	472	18,028
Geberit AG (Registered)*	86	15,810
		44,502
Commercial Services & Supplies 0.2%
Babcock International Group PLC	29,391	298,754
Brambles Ltd.	6,450	39,793
Ritchie Bros. Auctioneers, Inc.	700	14,202
Serco Group PLC	19,312	153,013
Stericycle, Inc.*	8,116	655,124
		1,160,886
Construction & Engineering 0.4%
ACS, Actividades de Construccion y Servicios SA	833	29,392
Aecom Technology Corp.*	7,464	131,889
Bouygues SA	261	8,637
Chicago Bridge & Iron Co. NV	20,775	594,788
Ferrovial SA	2,776	31,711
Fluor Corp.	15,700	730,835
Fomento de Construcciones y Contratas SA	727	17,966
KBR, Inc.	14,200	335,546
Koninklijke Boskalis Westminster NV	256	7,876
Leighton Holdings Ltd.	482	8,450
Shui On Construction & Materials Ltd.	105,153	91,119
Skanska AB "B"	601	8,308
SNC-Lavalin Group, Inc.	900	37,815
Vinci SA	385	16,532
Yongnam Holdings Ltd.	934,888	165,956
		2,216,820
Electrical Equipment 0.4%
ABB Ltd. (Registered)*	3,025	51,660
AMETEK, Inc.	22,560	743,803
Mitsubishi Electric Corp.	28,400	251,522
Prysmian SpA	9,564	125,445
Roper Industries, Inc.	10,459	720,730
Schneider Electric SA	4,196	225,906
Vestas Wind Systems AS*	960	15,567
		2,134,633
Industrial Conglomerates 0.4%
Fraser & Neave Ltd.	4,000	17,508
General Electric Co.	43,100	656,844
Hutchison Whampoa Ltd.	13,000	96,235
Keppel Corp., Ltd.	6,400	37,488
Koninklijke (Royal) Philips Electronics NV	2,724	48,761
SembCorp Industries Ltd.	4,000	10,322
Siemens AG (Registered)	640	57,819
Smiths Group PLC	609	9,383
Tyco International Ltd.	22,100	900,575
		1,834,935
Machinery 1.3%
AB SKF "B"	976	18,394
Alfa Laval AB	700	10,990
Altra Holdings, Inc.*	8,262	95,591
Amtek Engineering Ltd.*	248,682	121,831
Andritz AG	2,510	205,804
Atlas Copco AB "A"	762	13,460
Atlas Copco AB "B"	411	6,448
Austal Ltd.	53,994	113,304
Caterpillar, Inc.	8,500	627,640
Dover Corp.	27,929	1,301,491
EVA Precision Industrial Holdings Ltd.	989,376	245,836
FANUC Ltd.	100	13,768
Fiat Industrial SpA*	7,615	56,780
Joy Global, Inc.	12,167	758,977
Kennametal, Inc.	3,400	111,316
Komatsu Ltd.	600	12,956
Kone Oyj "B"	804	38,149
Metso Oyj	1,216	35,431
Nabtesco Corp.	7,900	149,688
Navistar International Corp.*	12,089	388,299
Parker Hannifin Corp.	13,437	848,278
Rational AG	851	189,686
Rotork PLC	7,213	173,623
Sandvik AB	2,840	32,624
Scania AB "B"	504	7,186
SembCorp Marine Ltd.	4,000	9,784
SPX Corp.	7,918	358,765
Timken Co.	15,500	508,710
Vallourec SA	122	6,993
Volvo AB "B"	4,248	41,532
WABCO Holdings, Inc.*	2,789	105,591
Wartsila Corp.	956	22,702
Zardoya Otis SA	1,051	13,402
		6,645,029
Marine 0.1%
A P Moller-Maersk AS "A"	3	16,836
A P Moller-Maersk AS "B"	6	35,317
Kawasaki Kisen Kaisha Ltd.	42,000	87,253
Kirby Corp.*	5,900	310,576
Kuehne & Nagel International AG (Registered)	117	13,087
Mitsui OSK Lines Ltd.	60,871	233,291
Orient Overseas International Ltd.	2,000	8,005
		704,365
Professional Services 0.0%
Brunel International NV	4,208	135,021
Capita Group PLC	1,168	12,766
Experian PLC	2,151	24,199
Randstad Holding NV	405	12,920
SGS SA (Registered)	10	15,166
		200,072
Road & Rail 0.4%
Asciano Ltd.	14,929	20,549
Canadian National Railway Co.	2,600	173,755
Canadian Pacific Railway Ltd.	1,000	48,211
Central Japan Railway Co.	2	17,426
ComfortDelGro Corp., Ltd.	11,000	10,936
DSV AS	1,033	18,620
East Japan Railway Co.	300	18,216
Kansas City Southern*	3,100	154,876
MTR Corp., Ltd.	11,500	34,490
Norfolk Southern Corp.	16,751	1,022,146
QR National Ltd.	7,809	23,606
Ryder System, Inc.	7,500	281,325
		1,824,156
Trading Companies & Distributors 0.3%
Bunzl PLC	1,151	13,671
Finning International, Inc.	1,100	20,102
JFE Shoji Holdings, Inc.	36,370	159,915
MISUMI Group, Inc.	11,719	260,058
Mitsubishi Corp.	48,497	987,626
Mitsui & Co., Ltd.	1,500	21,711
Noble Group Ltd.	13,182	13,166
Sumikin Bussan Corp.	71,452	161,148
Wolseley PLC	505	12,571
		1,649,968
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	2,461	37,816
Atlantia SpA	2,798	40,129
Hutchison Port Holdings Trust (Units)	29,000	19,186
Koninklijke Vopak NV	5,900	282,662
Transurban Group (Units)	5,178	26,918
		406,711
Information Technology 9.3%
Communications Equipment 1.0%
Alcatel-Lucent*	11,733	33,547
Brocade Communications Systems, Inc.*	75,558	326,411
Cisco Systems, Inc.	54,580	845,444
EchoStar Corp. "A"*	900	20,349
Harris Corp.	4,012	137,090
Motorola Solutions, Inc.	20,600	863,140
Nokia Oyj	37,672	213,390
Polycom, Inc.*	4,317	79,303
QUALCOMM, Inc.	44,735	2,175,463
Research In Motion Ltd.*	8,800	179,376
Riverbed Technology, Inc.*	9,123	182,095
Sycamore Networks, Inc.	6,402	115,556
Telefonaktiebolaget LM Ericsson "B"	17,049	163,357
		5,334,521
Computers & Peripherals 2.5%
Apple, Inc.*	21,867	8,335,263
Dell, Inc.*	130,200	1,842,330
EMC Corp.*	71,234	1,495,202
Hewlett-Packard Co.	23,467	526,834
Toshiba Corp.	4,000	16,311
Western Digital Corp.*	28,400	730,448
		12,946,388
Electronic Equipment, Instruments & Components 0.2%
Cognex Corp.	5,688	154,202
E Ink Holdings, Inc.	112,577	233,463
Fujifilm Holdings Corp.	700	16,247
Hitachi Ltd.	4,000	19,895
Hoya Corp.	700	16,132
Itron, Inc.*	3,359	99,090
Kingboard Chemical Holdings Ltd.	40,769	109,686
Kyocera Corp.	300	25,061
Nippon Electric Glass Co., Ltd.	9,000	81,541
Vishay Intertechnology, Inc.*	23,900	199,804
		955,121
Internet Software & Services 0.5%
eBay, Inc.*	8,200	241,818
Google, Inc. "A"*	2,100	1,080,198
IAC/InterActiveCorp.*	21,600	854,280
Internet Initiative Japan, Inc.	34	158,556
NIC, Inc.	11,534	132,064
Open Text Corp.*	1,100	57,504
United Internet AG (Registered)	12,617	212,910
		2,737,330
IT Services 1.5%
Accenture PLC "A"	21,947	1,156,168
Alliance Data Systems Corp.*	4,800	444,960
Atos Origin SA	266	11,504
Automatic Data Processing, Inc.	21,600	1,018,440
Cap Gemini SA	6,387	212,847
Cardtronics, Inc.*	11,672	267,522
CGI Group, Inc. "A"*	4,500	84,641
International Business Machines Corp.	12,087	2,115,588
MasterCard, Inc. "A"	1,100	348,876
Teradata Corp.*	16,600	888,598
VeriFone Systems, Inc.*	13,451	471,054
Visa, Inc. "A"	4,700	402,884
		7,423,082
Office Electronics 0.0%
Canon, Inc.	800	36,218
Neopost SA	187	13,742
		49,960
Semiconductors & Semiconductor Equipment 0.9%
Altera Corp.	19,000	599,070
Applied Materials, Inc.	5,200	53,820
ARM Holdings PLC	40,789	349,111
ASML Holding NV	12,797	444,673
Atmel Corp.*	10,812	87,253
EZchip Semiconductor Ltd.*	3,173	105,407
FSI International, Inc.*	31,020	58,628
Infineon Technologies AG	2,624	19,324
Intel Corp.	85,681	1,827,576
LSI Corp.*	136,900	709,142
Skyworks Solutions, Inc.*	29,354	526,611
STMicroelectronics NV	2,736	17,877
		4,798,492
Software 2.7%
Activision Blizzard, Inc.	27,300	324,870
ANSYS, Inc.*	17,000	833,680
Autonomy Corp. PLC*	1,698	67,258
Check Point Software Technologies Ltd.*	12,491	659,025
Dassault Systemes SA	21,846	1,542,537
Intuit, Inc.*	2,700	128,088
MICROS Systems, Inc.*	9,500	417,145
Microsoft Corp.	195,945	4,877,071
NetQin Mobile, Inc. (ADR)*	5,590	21,410
Nintendo Co., Ltd.	100	14,566
Oracle Corp.	69,173	1,988,032
Rovi Corp.*	3,681	158,209
SAP AG	25,423	1,295,943
Solera Holdings, Inc.	6,574	331,987
Symantec Corp.*	54,700	891,610
The Sage Group PLC	10,040	39,808
TiVo, Inc.*	12,280	114,695
		13,705,934
Materials 2.5%
Chemicals 1.4%
Agrium, Inc.	200	13,312
Air Liquide SA	630	73,670
Air Products & Chemicals, Inc.	11,422	872,298
Akzo Nobel NV	1,052	46,507
Asahi Kasei Corp.	3,000	18,006
BASF SE	673	40,834
CF Industries Holdings, Inc.	9,600	1,184,544
E.I. du Pont de Nemours & Co.	19,400	775,418
Ecolab, Inc.	16,770	819,885
Givaudan SA (Registered)*	23	17,968
Huntsman Corp.	32,053	309,952
Koninklijke DSM NV	660	28,694
Lanxess AG	3,140	150,939
Linde AG	127	16,938
Mitsubishi Chemical Holdings Corp.	3,000	20,298
Potash Corp. of Saskatchewan, Inc. (b)	600	26,052
Potash Corp. of Saskatchewan, Inc. (b)	13,522	584,421
PPG Industries, Inc.	3,100	219,046
Praxair, Inc.	9,043	845,340
Rockwood Holdings, Inc.*	8,400	282,996
Shin-Etsu Chemical Co., Ltd.	700	34,321
Sika AG	7	12,376
Solvay SA	478	44,966
STR Holdings, Inc.*	6,903	55,983
Sumitomo Chemical Co., Ltd.	5,000	19,231
Syngenta AG (Registered)*	189	48,962
The Mosaic Co.	12,114	593,223
Toray Industries, Inc.	3,000	21,024
Umicore	925	33,533
Yara International ASA	1,680	64,068
		7,274,805
Construction Materials 0.1%
CRH PLC	27,033	421,833
Holcim Ltd. (Registered)*	615	32,513
Lafarge SA	528	18,177
		472,523
Containers & Packaging 0.2%
Sonoco Products Co.	28,490	804,273
Metals & Mining 0.7%
Anglo American PLC	817	28,175
ArcelorMittal	1,725	27,550
Barrick Gold Corp.	800	37,492
BHP Billiton Ltd.	2,013	66,882
BHP Billiton PLC	1,214	32,168
Boliden AB	2,957	30,503
Freeport-McMoRan Copper & Gold, Inc.	27,562	839,263
Goldcorp, Inc. (b)	600	27,524
Goldcorp, Inc. (b)	13,102	597,975
IAMGOLD Corp.	600	11,927
JFE Holdings, Inc.	1,100	22,182
Kinross Gold Corp.	1,000	14,858
Newcrest Mining Ltd.	13,246	436,517
Newmont Mining Corp.	7,831	492,570
Nippon Steel Corp.	9,000	25,762
Norsk Hydro ASA	9,460	42,980
Outokumpu Oyj	4,486	29,396
Randgold Resources Ltd. (ADR)	2,050	198,276
Rautaruukki Oyj	3,256	32,659
Rio Tinto Ltd.	286	16,745
Rio Tinto PLC	843	37,231
SSAB AB "A"	972	7,193
Teck Resources Ltd. "B"	524	15,461
Thompson Creek Metals Co., Inc.*	11,924	72,379
ThyssenKrupp AG	292	7,167
Walter Energy, Inc.	4,177	250,662
Xstrata PLC	1,298	16,279
Yamana Gold, Inc.	700	9,606
		3,427,382
Paper & Forest Products 0.1%
Holmen AB "B"	500	12,408
International Paper Co.	5,100	118,575
Schweitzer-Mauduit International, Inc.	3,902	218,005
Stora Enso Oyj "R"	19,415	113,368
Svenska Cellulosa AB "B"	4,027	48,962
UPM-Kymmene Oyj	18,940	213,203
		724,521
Telecommunication Services 2.5%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	64,120	1,828,703
BCE, Inc.	2,500	93,735
Bell Aliant, Inc.	800	21,109
Bezeq Israeli Telecommunication Corp., Ltd.	124,000	232,467
BT Group PLC	19,002	50,937
CenturyLink, Inc.	39,588	1,311,155
Deutsche Telekom AG (Registered)	22,144	260,485
France Telecom SA	13,545	222,108
Iliad SA	194	21,710
Inmarsat PLC	33,827	257,012
Koninklijke (Royal) KPN NV	20,681	272,256
Nippon Telegraph & Telephone Corp.	2,600	124,958
Singapore Telecommunications Ltd.	77,000	185,909
Swisscom AG (Registered)	1,212	492,470
Tele2 AB "B"	1,647	30,117
Telecom Italia SpA	142,634	154,879
Telecom Italia SpA (RSP)	94,175	91,494
Telefonica SA	13,204	253,138
Telenor ASA	12,178	187,733
TeliaSonera AB	170,884	1,127,583
Telstra Corp., Ltd.	37,772	112,577
Telus Corp.	600	29,402
Telus Corp. (Non-Voting Shares)	1,600	74,587
Verizon Communications, Inc.	71,800	2,642,240
Vivendi	1,177	24,031
		10,102,795
Wireless Telecommunication Services 0.6%
American Tower Corp. "A"*	14,590	784,942
KDDI Corp.	15	103,021
Millicom International Cellular SA (SDR)	495	49,573
NTT DoCoMo, Inc.	83	151,301
Rogers Communications, Inc. "B"	4,500	154,037
Softbank Corp.	11,700	342,493
Telephone & Data Systems, Inc.	9,200	195,500
Vodafone Group PLC	95,163	245,744
Vodafone Group PLC (ADR)	36,554	937,610
		2,964,221
Utilities 3.0%
Electric Utilities 1.8%
Acciona SA	114	9,623
American Electric Power Co., Inc.	22,998	874,384
Cheung Kong Infrastructure Holdings Ltd.	4,000	23,345
Chubu Electric Power Co., Inc.	4,100	77,097
Chugoku Electric Power Co., Inc.	1,900	33,481
CLP Holdings Ltd.	10,500	93,988
Duke Energy Corp. (c)	96,008	1,919,200
E.ON AG	4,593	100,168
Edison International	10,100	386,325
EDP — Energias de Portugal SA	67,643	207,755
Electricite de France	929	26,995
Enel SpA	35,890	158,790
Entergy Corp.	13,772	912,946
Exelon Corp.	26,701	1,137,730
FirstEnergy Corp.	31,947	1,434,740
Fortis, Inc.	4,800	150,839
Fortum Oyj	5,402	126,862
Hokkaido Electric Power Co., Inc.	1,000	14,722
Hokuriku Electric Power Co.	1,200	22,229
Iberdrola SA	22,917	155,090
Kansai Electric Power Co., Inc.	4,500	77,382
Kyushu Electric Power Co., Inc.	10,500	169,182
Power Assets Holdings Ltd.	7,500	57,390
Red Electrica Corporacion SA	5,745	262,170
Scottish & Southern Energy PLC	3,307	66,136
Shikoku Electric Power Co., Inc.	1,200	33,008
Southern Co.	20,047	849,391
SP Ausnet	26,529	23,802
Terna — Rete Elettrica Nationale SpA	4,601	17,067
Tohoku Electric Power Co., Inc.	2,800	38,761
Tokyo Electric Power Co., Inc.*	36,200	111,072
		9,571,670
Gas Utilities 0.2%
Enagas	657	12,099
Gas Natural SDG SA	1,760	29,999
Hong Kong & China Gas Co., Ltd.	20,449	46,197
Osaka Gas Co., Ltd.	12,000	49,881
Snam Rete Gas SpA	219,007	1,010,965
Toho Gas Co., Ltd.	3,000	19,695
Tokyo Gas Co., Ltd.	16,000	74,528
		1,243,364
Independent Power Producers & Energy Traders 0.1%
AES Corp.*	10,200	99,552
EDP Renovaveis SA*	7,338	40,046
Electric Power Development Co., Ltd.	800	23,574
Enel Green Power SpA	6,834	15,565
International Power PLC	5,409	25,624
NRG Energy, Inc.*	1,400	29,694
TransAlta Corp.	5,900	128,427
		362,482
Multi-Utilities 0.8%
AGL Energy Ltd.	7,936	108,823
Ameren Corp.	30,200	899,054
Canadian Utilities Ltd. "A"	2,400	142,250
CenterPoint Energy, Inc.	46,100	904,482
Centrica PLC	45,649	209,846
GDF Suez	6,136	183,303
National Grid PLC	11,867	117,662
PG&E Corp.	26,968	1,141,016
Public Service Enterprise Group, Inc.	10,400	347,048
RWE AG	738	27,175
Suez Environnement Co.	711	9,910
Veolia Environnement	2,070	30,231
		4,120,800
Water Utilities 0.1%
American Water Works Co., Inc.	10,048	303,249
Severn Trent PLC	827	19,790
United Utilities Group PLC	2,431	23,545
		346,584
Total Common Stocks (Cost $293,773,780)		275,658,381

Preferred Stocks 0.1%
Consumer Discretionary 0.1%
Bayerische Motoren Werke (BMW) AG	250	11,656
Porsche Automobil Holding SE	5,664	271,137
Volkswagen AG	562	74,352
		357,145
Consumer Staples 0.0%
Henkel AG & Co. KGaA	1,920	102,021
Financials 0.0%
Ally Financial, Inc., Series G, 144A, 7.0%	50	33,486
Total Preferred Stocks (Cost $600,938)		492,652

Rights 0.0%
Financials
Banco Bilbao Vizcaya Argentaria SA, Expiration Date 10/20/2011* (Cost $952)	7,006	1,033

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	80	14
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012*	5,800	722
Total Warrants (Cost $0)		736

		Principal Amount ($) (a)	Value ($)

Corporate Bonds 9.4%
Consumer Discretionary 1.1%
AMC Entertainment, Inc., 8.0%, 3/1/2014		70,000	67,550
American Achievement Corp., 144A, 10.875%, 4/15/2016		25,000	19,000
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		45,000	42,975
8.375%, 11/15/2020		35,000	33,775
Avis Budget Car Rental LLC:
8.25%, 1/15/2019		40,000	36,600
9.625%, 3/15/2018		25,000	24,750
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		45,000	45,337
Cablevision Systems Corp.:
7.75%, 4/15/2018		135,000	136,350
8.0%, 4/15/2020		10,000	10,175
Caesar's Entertainment Operating Co., Inc.:
10.0%, 12/15/2018		65,000	38,675
11.25%, 6/1/2017		30,000	30,262
12.75%, 4/15/2018		25,000	16,938
CCO Holdings LLC:
7.0%, 1/15/2019		10,000	9,700
7.875%, 4/30/2018		20,000	20,350
8.125%, 4/30/2020		15,000	15,600
Cequel Communications Holdings I LLC, 144A, 8.625%, 11/15/2017		130,000	128,700
Claire's Stores, Inc.:
8.875%, 3/15/2019		10,000	7,200
9.625%, 6/1/2015 (PIK)		10,518	8,099
Clear Channel Communications, Inc., 9.0%, 3/1/2021		10,000	7,425
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		10,000	10,150
Series B, 9.25%, 12/15/2017		10,000	10,225
Comcast Corp., 6.5%, 1/15/2015		100,000	113,972
Cumulus Media, Inc., 144A, 7.75%, 5/1/2019		10,000	8,425
DineEquity, Inc., 9.5%, 10/30/2018		65,000	64,512
DIRECTV Holdings LLC:
5.875%, 10/1/2019		250,000	281,274
6.0%, 8/15/2040		200,000	213,461
Discovery Communications LLC, 5.05%, 6/1/2020		200,000	218,623
DISH DBS Corp.:
6.625%, 10/1/2014		65,000	65,731
144A, 6.75%, 6/1/2021		10,000	9,550
7.125%, 2/1/2016		50,000	50,625
EH Holding Corp., 144A, 7.625%, 6/15/2021		25,000	24,063
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		40,000	50
Ford Motor Co., 7.45%, 7/16/2031		35,000	39,511
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		40,000	40,000
Hertz Corp.:
6.75%, 4/15/2019		300,000	272,250
7.5%, 10/15/2018		210,000	200,550
Home Depot, Inc., 5.875%, 12/16/2036		200,000	232,838
Interpublic Group of Companies, Inc., 10.0%, 7/15/2017		225,000	255,937
Kabel BW Erste Beteiligungs GmbH, 144A, 7.5%, 3/15/2019		150,000	145,875
Lear Corp.:
7.875%, 3/15/2018		20,000	20,600
8.125%, 3/15/2020		20,000	21,000
Limited Brands, Inc., 7.0%, 5/1/2020		10,000	10,500
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		50,000	48,000
McDonald's Corp., Series I, 5.35%, 3/1/2018		60,000	71,558
Mediacom Broadband LLC, 8.5%, 10/15/2015		50,000	49,750
MGM Resorts International:
7.5%, 6/1/2016		20,000	17,350
7.625%, 1/15/2017		45,000	38,587
9.0%, 3/15/2020		85,000	88,294
144A, 10.0%, 11/1/2016		15,000	14,213
Michaels Stores, Inc., Step-up Coupon, 0% to 11/1/2011, 13.0% to 11/1/2016		15,000	15,450
NBCUniversal Media LLC, 4.375%, 4/1/2021		200,000	205,427
News America, Inc.:
6.65%, 11/15/2037		40,000	43,967
7.85%, 3/1/2039		315,000	389,404
Omnicom Group, Inc., 4.45%, 8/15/2020		120,000	121,062
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		35,000	32,025
Penske Automotive Group, Inc., 7.75%, 12/15/2016		90,000	89,100
PETCO Animal Supplies, Inc, 144A, 9.25%, 12/1/2018		25,000	25,000
PVH Corp., 7.375%, 5/15/2020		15,000	15,638
Regal Entertainment Group, 9.125%, 8/15/2018		15,000	14,850
Sabre Holdings Corp., 8.35%, 3/15/2016		25,000	20,438
Sears Holdings Corp., 6.625%, 10/15/2018		10,000	8,250
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		15,000	15,075
144A, 7.804%, 10/1/2020		40,000	39,800
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		30,000	32,475
Sonic Automotive, Inc., Series B, 9.0%, 3/15/2018		50,000	50,125
Standard Pacific Corp.:
8.375%, 5/15/2018		45,000	38,250
10.75%, 9/15/2016		40,000	39,200
Staples, Inc., 9.75%, 1/15/2014		80,000	92,724
Time Warner Cable, Inc., 5.875%, 11/15/2040		200,000	204,930
Travelport LLC, 4.951%**, 9/1/2014		35,000	20,300
UCI International, Inc., 8.625%, 2/15/2019		10,000	9,263
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		10,000	8,900
144A, 7.875%, 11/1/2020		10,000	9,375
UPC Holding BV:
144A, 8.375%, 8/15/2020	EUR	50,000	57,609
144A, 9.75%, 4/15/2018	EUR	50,000	63,973
Valassis Communications, Inc., 6.625%, 2/1/2021		15,000	14,025
Viacom, Inc., 6.75%, 10/5/2037		170,000	200,531
Videotron Ltd., 9.125%, 4/15/2018		15,000	16,350
Visteon Corp., 144A, 6.75%, 4/15/2019		40,000	36,000
Wyndham Worldwide Corp., 5.625%, 3/1/2021		350,000	351,171
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		30,000	30,600
			5,648,222
Consumer Staples 0.5%
Alliance One International, Inc., 10.0%, 7/15/2016		10,000	8,250
Altria Group, Inc., 4.75%, 5/5/2021		200,000	206,874
American Rock Salt Co., LLC, 144A, 8.25%, 5/1/2018		30,000	26,250
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019		200,000	259,738
B&G Foods, Inc., 7.625%, 1/15/2018		25,000	25,812
Central Garden & Pet Co., 8.25%, 3/1/2018		20,000	19,100
Constellation Brands, Inc., 7.25%, 5/15/2017		100,000	105,000
CVS Caremark Corp.:
5.75%, 6/1/2017		40,000	45,910
6.302%, 6/1/2037		211,000	204,142
Darling International, Inc., 8.5%, 12/15/2018		40,000	43,100
Del Monte Foods Co., 144A, 7.625%, 2/15/2019		40,000	33,800
Delhaize Group, 5.7%, 10/1/2040		361,000	374,073
Dole Food Co., Inc., 144A, 8.0%, 10/1/2016		20,000	20,450
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		45,000	40,275
H.J. Heinz Co., 3.125%, 9/12/2021		150,000	149,325
Kraft Foods, Inc., 5.375%, 2/10/2020		200,000	226,344
Kroger Co., 7.5%, 1/15/2014		40,000	45,249
PepsiCo, Inc., 4.5%, 1/15/2020		80,000	89,807
Procter & Gamble Co., 4.95%, 8/15/2014		80,000	89,391
Reynolds American, Inc., 7.25%, 6/15/2037		60,000	67,367
Safeway, Inc., 6.25%, 3/15/2014		60,000	66,778
Smithfield Foods, Inc.:
7.75%, 7/1/2017		60,000	61,650
10.0%, 7/15/2014		45,000	51,075
Stater Bros Holdings, Inc., 7.375%, 11/15/2018		15,000	15,300
SUPERVALU, Inc., 8.0%, 5/1/2016		115,000	108,675
TreeHouse Foods, Inc., 7.75%, 3/1/2018		15,000	15,525
US Foodservice, 144A, 8.5%, 6/30/2019		20,000	18,050
Wal-Mart Stores, Inc., 2.875%, 4/1/2015		100,000	105,513
			2,522,823
Energy 1.1%
Allis-Chalmers Energy, Inc., 9.0%, 1/15/2014		11,000	10,945
Alpha Natural Resources, Inc., 6.0%, 6/1/2019		30,000	27,975
Anadarko Petroleum Corp., 6.375%, 9/15/2017		225,000	252,410
Baker Hughes, Inc., 144A, 3.2%, 8/15/2021		200,000	201,548
Berry Petroleum Co., 6.75%, 11/1/2020		45,000	42,975
Boardwalk Pipelines LP, 5.75%, 9/15/2019		235,000	262,273
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		25,000	24,500
Brigham Exploration Co., 6.875%, 6/1/2019		10,000	9,750
Bristow Group, Inc., 7.5%, 9/15/2017		35,000	36,050
Canadian Natural Resources Ltd.:
5.7%, 5/15/2017		60,000	68,513
5.9%, 2/1/2018		160,000	187,256
Chaparral Energy, Inc., 8.25%, 9/1/2021		35,000	31,938
Conoco, Inc., 6.95%, 4/15/2029		200,000	266,259
CONSOL Energy, Inc.:
144A, 6.375%, 3/1/2021		10,000	9,650
8.0%, 4/1/2017		55,000	57,475
8.25%, 4/1/2020		35,000	36,838
Continental Resources, Inc.:
7.375%, 10/1/2020		15,000	15,525
8.25%, 10/1/2019		10,000	10,700
Crestwood Midstream Partners LP, 144A, 7.75%, 4/1/2019		80,000	77,600
Crosstex Energy LP, 8.875%, 2/15/2018		30,000	30,750
Dresser-Rand Group, Inc., 144A, 6.5%, 5/1/2021		35,000	32,900
Eagle Rock Energy Partners LP, 144A, 8.375%, 6/1/2019		50,000	48,000
El Paso Corp., 7.25%, 6/1/2018		30,000	33,550
Encana Corp., 6.3%, 11/1/2011		60,000	60,240
Energy Transfer Partners LP, 6.125%, 2/15/2017		230,000	250,375
Enterprise Products Operating LLC, Series G, 5.6%, 10/15/2014		60,000	65,670
Frontier Oil Corp., 6.875%, 11/15/2018		25,000	25,250
Genesis Energy LP, 144A, 7.875%, 12/15/2018		20,000	19,000
Global Geophysical Services, Inc., 10.5%, 5/1/2017		65,000	63,050
Halliburton Co., 7.45%, 9/15/2039		100,000	142,936
Holly Corp., 9.875%, 6/15/2017		35,000	37,800
Holly Energy Partners LP, 8.25%, 3/15/2018		30,000	31,350
Inergy LP, 6.875%, 8/1/2021		35,000	31,850
Kinder Morgan Energy Partners LP:
6.0%, 2/1/2017		180,000	203,835
7.3%, 8/15/2033		60,000	71,316
Linn Energy LLC, 144A, 6.5%, 5/15/2019		25,000	23,000
MEG Energy Corp., 144A, 6.5%, 3/15/2021		20,000	19,150
Nabors Industries, Inc., 144A, 4.625%, 9/15/2021		200,000	196,342
Newfield Exploration Co.:
5.75%, 1/30/2022		195,000	192,806
7.125%, 5/15/2018		60,000	62,100
Noble Energy, Inc., 6.0%, 3/1/2041		225,000	251,219
Oasis Petroleum, Inc., 144A, 7.25%, 2/1/2019		10,000	9,700
Occidental Petroleum Corp.:
1.75%, 2/15/2017		135,000	133,985
3.125%, 2/15/2022		130,000	129,963
Series 1, 4.1%, 2/1/2021		130,000	141,021
Offshore Group Investments Ltd., 144A, 11.5%, 8/1/2015		10,000	10,300
ONEOK Partners LP, 3.25%, 2/1/2016		175,000	177,837
Petro-Canada, 4.0%, 7/15/2013		80,000	83,589
Plains Exploration & Production Co., 7.625%, 6/1/2018		30,000	30,750
Regency Energy Partners LP, 6.875%, 12/1/2018		15,000	15,450
Rowan Companies, Inc., 7.875%, 8/1/2019		215,000	253,857
Sabine Pass LNG LP, 7.5%, 11/30/2016		100,000	92,500
SandRidge Energy, Inc., 144A, 7.5%, 3/15/2021		25,000	23,000
SESI LLC, 144A, 6.375%, 5/1/2019		20,000	19,300
Stone Energy Corp.:
6.75%, 12/15/2014		50,000	48,000
8.625%, 2/1/2017		10,000	9,400
Suncor Energy, Inc., 6.1%, 6/1/2018		200,000	233,233
Sunoco Logistics Partners Operations LP, 4.65%, 2/15/2022		160,000	157,686
Valero Energy Corp., 9.375%, 3/15/2019		40,000	51,259
Venoco, Inc., 8.875%, 2/15/2019		50,000	43,000
Williams Companies, Inc., 7.75%, 6/15/2031		195,000	234,095
Williams Partners LP:
5.25%, 3/15/2020		60,000	64,536
7.25%, 2/1/2017		215,000	249,322
Xinergy Corp., 144A, 9.25%, 5/15/2019		30,000	26,850
			5,761,302
Financials 3.0%
Abbey National Treasury Services PLC, 4.0%, 4/27/2016		280,000	258,479
AgriBank FCB, 9.125%, 7/15/2019		250,000	331,400
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		45,000	34,875
Ally Financial, Inc.:
6.25%, 12/1/2017		45,000	39,200
7.0%, 2/1/2012		95,000	95,594
8.0%, 3/15/2020		50,000	46,281
8.3%, 2/12/2015		20,000	19,775
American Express Co., 7.0%, 3/19/2018		80,000	94,642
American International Group, Inc.:
3.65%, 1/15/2014		200,000	195,007
4.25%, 9/15/2014		145,000	141,018
5.05%, 10/1/2015		120,000	117,426
Series MP, 5.45%, 5/18/2017		145,000	138,848
Series G, 5.6%, 10/18/2016		125,000	123,661
Antero Resources Finance Corp., 9.375%, 12/1/2017		20,000	20,800
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		52,000	36,400
Asian Development Bank, 5.82%, 6/16/2028		80,000	105,717
Bank of New York Mellon Corp., Series G, 4.5%, 4/1/2013		60,000	63,294
BB&T Corp., 5.25%, 11/1/2019		200,000	217,989
Bear Stearns Companies LLC, 7.25%, 2/1/2018		60,000	70,727
BHP Billiton Finance USA Ltd., 5.25%, 12/15/2015		60,000	68,723
Blackstone Holdings Finance Co., LLC, 144A, 6.625%, 8/15/2019		415,000	449,168
Boston Properties LP, (REIT), 4.125%, 5/15/2021		45,000	43,157
BP Capital Markets PLC:
3.125%, 10/1/2015		200,000	206,656
3.2%, 3/11/2016		200,000	208,505
4.5%, 10/1/2020		120,000	129,975
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		45,000	46,125
Capital One Financial Corp., 5.5%, 6/1/2015		60,000	64,448
Case New Holland, Inc., 7.75%, 9/1/2013		25,000	26,063
Caterpillar Financial Services Corp., 7.15%, 2/15/2019		60,000	77,121
CIT Group, Inc.:
144A, 7.0%, 5/4/2015		225,000	223,312
144A, 7.0%, 5/2/2017		110,000	106,700
Citigroup, Inc.:
5.125%, 5/5/2014		100,000	102,761
6.0%, 10/31/2033		60,000	52,573
Council of Europe Development Bank, 2.75%, 2/10/2015		80,000	84,747
Credit Suisse (USA), Inc., 4.875%, 1/15/2015		80,000	84,242
Danske Bank AS, 144A, 3.875%, 4/14/2016		155,000	149,852
Deutsche Telekom International Finance BV, 6.75%, 8/20/2018		100,000	118,173
Diageo Capital PLC, 5.75%, 10/23/2017		60,000	70,085
Discover Financial Services, 10.25%, 7/15/2019		432,000	522,890
Duke Realty LP, (REIT), 7.375%, 2/15/2015		40,000	43,472
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		35,000	36,225
E*TRADE Financial Corp.:
6.75%, 6/1/2016		55,000	54,863
12.5%, 11/30/2017 (PIK)		21,000	23,678
EDP Finance BV, 144A, 4.9%, 10/1/2019		195,000	140,951
Erac USA Finance Co., 144A, 4.5%, 8/16/2021		215,000	216,901
Felcor Lodging LP, 144A, (REIT), 6.75%, 6/1/2019		35,000	31,325
Fifth Third Bancorp., 3.625%, 1/25/2016		200,000	203,322
First Horizon National Corp., 5.375%, 12/15/2015		155,000	156,882
Ford Motor Credit Co., LLC, 7.25%, 10/25/2011		290,000	290,362
FUEL Trust:
144A, 3.984%, 6/15/2016		200,000	195,828
144A, 4.207%, 4/15/2016		375,000	373,605
General Electric Capital Corp.:
4.375%, 9/16/2020		305,000	310,353
4.8%, 5/1/2013		180,000	189,038
Series A, 5.625%, 5/1/2018		180,000	196,774
GlaxoSmithKline Capital, Inc, 5.65%, 5/15/2018		60,000	72,555
Harley-Davidson Funding Corp., 144A, 6.8%, 6/15/2018		270,000	314,375
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		120,000	105,214
HCP, Inc., (REIT), 3.75%, 2/1/2016		340,000	336,005
Hexion US Finance Corp., 8.875%, 2/1/2018		380,000	313,500
HSBC Finance Corp., 144A, 6.676%, 1/15/2021		335,000	329,245
Inter-American Development Bank, 3.875%, 9/17/2019		60,000	68,731
International Lease Finance Corp.:
5.75%, 5/15/2016		10,000	8,888
6.25%, 5/15/2019		25,000	21,730
144A, 6.5%, 9/1/2014		465,000	465,000
8.625%, 9/15/2015		20,000	19,850
8.75%, 3/15/2017		85,000	85,425
John Deere Capital Corp., Series D, 4.5%, 4/3/2013		60,000	63,380
JPMorgan Chase & Co.:
3.15%, 7/5/2016		275,000	273,214
3.45%, 3/1/2016		230,000	230,949
6.0%, 1/15/2018		60,000	66,818
Level 3 Escrow, Inc., 144A, 8.125%, 7/1/2019		25,000	22,094
Lloyds TSB Bank PLC, 6.375%, 1/21/2021		330,000	325,355
Merrill Lynch & Co., Inc.:
6.22%, 9/15/2026		100,000	84,572
6.875%, 11/15/2018		60,000	60,151
MetLife, Inc., 5.7%, 6/15/2035		60,000	64,140
Morgan Stanley:
5.45%, 1/9/2017		60,000	57,875
Series F, 5.625%, 9/23/2019		330,000	309,563
6.0%, 5/13/2014		60,000	60,761
MPT Operating Partnership LP, 144A, (REIT), 6.875%, 5/1/2021		25,000	23,750
National Money Mart Co., 10.375%, 12/15/2016		65,000	66,625
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/2014		60,000	65,187
Nationwide Mutual Insurance Co., 144A, 9.375%, 8/15/2039		261,000	304,056
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		15,000	12,488
NextEra Energy Capital Holdings, Inc., 4.5%, 6/1/2021		200,000	211,584
NII Capital Corp., 7.625%, 4/1/2021		30,000	29,775
Nordic Investment Bank, 5.0%, 2/1/2017		80,000	94,254
Nuveen Investments, Inc.:
10.5%, 11/15/2015		65,000	59,963
144A, 10.5%, 11/15/2015		45,000	41,063
OMEGA Healthcare Investors, Inc., (REIT), 6.75%, 10/15/2022		25,000	23,844
Petrobras International Finance Co., 3.875%, 1/27/2016		55,000	54,560
Pinnacle Foods Finance LLC, 9.25%, 4/1/2015		60,000	59,550
PNC Funding Corp., 6.7%, 6/10/2019		60,000	72,032
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		60,000	63,266
5.625%, 5/12/2041		85,000	80,605
Reynolds Group Issuer, Inc.:
144A, 7.125%, 4/15/2019		100,000	93,000
144A, 9.0%, 5/15/2018		100,000	84,500
Rio Tinto Finance (USA) Ltd.:
6.5%, 7/15/2018		255,000	305,975
9.0%, 5/1/2019		40,000	53,831
Shell International Finance BV:
3.1%, 6/28/2015		235,000	249,486
4.375%, 3/25/2020		60,000	67,381
Simon Property Group LP, (REIT), 6.1%, 5/1/2016		225,000	255,123
Susser Holdings LLC, 8.5%, 5/15/2016		15,000	15,619
Telecom Italia Capital SA:
5.25%, 11/15/2013		80,000	78,198
5.25%, 10/1/2015		240,000	228,812
The Goldman Sachs Group, Inc.:
3.625%, 2/7/2016		265,000	257,997
5.95%, 1/18/2018		295,000	303,713
6.25%, 2/1/2041		35,000	34,035
6.75%, 10/1/2037		150,000	137,211
Vale Overseas Ltd., 6.875%, 11/21/2036		60,000	64,716
Virgin Media Finance PLC, Series 1, 9.5%, 8/15/2016		245,000	264,600
Virgin Media Secured Finance PLC, 6.5%, 1/15/2018		195,000	207,187
Wells Fargo & Co., 5.625%, 12/11/2017		100,000	113,094
Willis Group Holdings PLC, 5.75%, 3/15/2021		180,000	187,881
			15,474,339
Health Care 0.3%
Abbott Laboratories, 5.875%, 5/15/2016		60,000	70,631
Aetna, Inc., 6.5%, 9/15/2018		40,000	48,001
Agilent Technologies, Inc., 6.5%, 11/1/2017		235,000	274,967
Amgen, Inc., 4.5%, 3/15/2020		200,000	223,051
AstraZeneca PLC, 5.4%, 9/15/2012		60,000	62,781
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		20,000	18,850
Boston Scientific Corp., 6.0%, 1/15/2020		430,000	482,083
Community Health Systems, Inc., 8.875%, 7/15/2015		40,000	39,300
HCA Holdings, Inc., 144A, 7.75%, 5/15/2021		50,000	46,875
HCA, Inc., 8.5%, 4/15/2019		105,000	111,300
Merck & Co., Inc., 4.0%, 6/30/2015		60,000	65,985
STHI Holding Corp., 144A, 8.0%, 3/15/2018		30,000	28,950
Vanguard Health Holding Co. II, LLC, 8.0%, 2/1/2018		10,000	9,175
WellPoint, Inc., 5.25%, 1/15/2016		60,000	66,786
Wyeth, 5.95%, 4/1/2037		60,000	76,444
			1,625,179
Industrials 0.5%
Actuant Corp., 6.875%, 6/15/2017		25,000	25,500
American Airlines, Inc., 144A, 7.5%, 3/15/2016		40,000	33,600
AMGH Merger Sub, Inc., 144A, 9.25%, 11/1/2018		15,000	15,000
ARAMARK Corp., 8.5%, 2/1/2015		15,000	15,188
ARAMARK Holdings Corp., 144A, 8.625%, 5/1/2016 (PIK)		10,000	9,850
Armored Autogroup, Inc., 144A, 9.25%, 11/1/2018		50,000	40,125
B-Corp Merger Sub, Inc., 144A, 8.25%, 6/1/2019		30,000	27,000
BE Aerospace, Inc., 8.5%, 7/1/2018		445,000	476,150
Belden, Inc., 7.0%, 3/15/2017		30,000	30,000
Boart Longyear Management Pty Ltd., 144A, 7.0%, 4/1/2021		15,000	14,850
Bombardier, Inc., 144A, 7.75%, 3/15/2020		25,000	26,625
Briggs & Stratton Corp., 6.875%, 12/15/2020		15,000	15,150
Burlington Northern Santa Fe LLC, 5.75%, 3/15/2018		60,000	70,687
Casella Waste Systems, Inc., 144A, 7.75%, 2/15/2019		55,000	51,975
Cenveo Corp.:
8.875%, 2/1/2018		50,000	39,375
144A, 10.5%, 8/15/2016		35,000	28,000
CHC Helicopter SA, 144A, 9.25%, 10/15/2020		100,000	85,000
Delta Air Lines, Inc., 144A, 9.5%, 9/15/2014		9,000	9,270
Deluxe Corp., 144A, 7.0%, 3/15/2019		15,000	14,475
EDP Finance BV, 144A, 6.0%, 2/2/2018		165,000	130,761
Florida East Coast Railway Corp., 8.125%, 2/1/2017		20,000	19,400
Garda World Security Corp., 144A, 9.75%, 3/15/2017		30,000	30,600
H&E Equipment Services, Inc., 8.375%, 7/15/2016		55,000	52,800
Huntington Ingalls Industries, Inc.:
144A, 6.875%, 3/15/2018		15,000	13,950
144A, 7.125%, 3/15/2021		10,000	9,275
Interline Brands, Inc., 7.0%, 11/15/2018		25,000	24,437
Kansas City Southern de Mexico SA de CV, 8.0%, 2/1/2018		60,000	63,900
Kansas City Southern Railway Co., 8.0%, 6/1/2015		65,000	69,144
Lockheed Martin Corp., 4.25%, 11/15/2019		120,000	130,473
Meritor, Inc., 10.625%, 3/15/2018		30,000	28,875
Navios Maritime Holdings, Inc., 8.125%, 2/15/2019		65,000	54,275
Navios South American Logistics, Inc., 144A, 9.25%, 4/15/2019		25,000	21,812
Nortek Inc., 144A, 8.5%, 4/15/2021		65,000	52,325
Northrop Grumman Corp., 5.05%, 11/15/2040		100,000	105,845
Oshkosh Corp.:
8.25%, 3/1/2017		10,000	9,700
8.5%, 3/1/2020		10,000	9,700
Owens Corning, Inc., 9.0%, 6/15/2019		40,000	47,227
Ply Gem Industries, Inc.:
8.25%, 2/15/2018		25,000	20,375
13.125%, 7/15/2014		40,000	37,950
President & Fellows of Harvard College, 144A, 6.5%, 1/15/2039		200,000	299,302
RBS Global, Inc. & Rexnord Corp., 8.5%, 5/1/2018		60,000	57,450
Sitel LLC, 11.5%, 4/1/2018		50,000	39,500
Spirit Aerosystems, Inc.:
6.75%, 12/15/2020		15,000	14,963
7.5%, 10/1/2017		20,000	20,700
Transdigm, Inc., 7.75%, 12/15/2018		30,000	30,525
Tutor Perini Corp., 7.625%, 11/1/2018		25,000	21,375
United Parcel Service, Inc., 4.875%, 11/15/2040		100,000	114,588
USG Corp., 144A, 9.75%, 8/1/2014		20,000	19,000
			2,578,047
Information Technology 0.5%
Affiliated Computer Services, Inc., 5.2%, 6/1/2015		800,000	878,275
Allen Systems Group, Inc., 144A, 10.5%, 11/15/2016		15,000	13,650
Amkor Technology, Inc.:
144A, 6.625%, 6/1/2021		10,000	8,950
7.375%, 5/1/2018		20,000	19,300
Amphenol Corp., 4.75%, 11/15/2014		305,000	323,361
Aspect Software, Inc., 10.625%, 5/15/2017		30,000	30,150
Avaya, Inc., 144A, 7.0%, 4/1/2019		70,000	59,500
CDW LLC:
144A, 8.5%, 4/1/2019		50,000	44,000
11.0%, 10/12/2015		4,000	3,990
CommScope, Inc., 144A, 8.25%, 1/15/2019		40,000	39,000
eAccess Ltd., 144A, 8.25%, 4/1/2018		30,000	27,450
Equinix, Inc., 8.125%, 3/1/2018		75,000	78,937
First Data Corp.:
144A, 7.375%, 6/15/2019		15,000	13,313
144A, 8.25%, 1/15/2021		55,000	43,450
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		95,000	97,612
Hewlett-Packard Co.:
3.75%, 12/1/2020		130,000	126,280
5.5%, 3/1/2018		60,000	66,947
International Business Machines Corp., 4.75%, 11/29/2012		80,000	83,710
Jabil Circuit, Inc., 7.75%, 7/15/2016		10,000	11,025
MasTec, Inc., 7.625%, 2/1/2017		50,000	49,000
MEMC Electronic Materials, Inc., 7.75%, 4/1/2019		20,000	17,100
Oracle Corp., 144A, 5.375%, 7/15/2040		100,000	116,000
Sanmina-SCI Corp., 144A, 7.0%, 5/15/2019		20,000	17,600
Seagate HDD Cayman, 144A, 7.0%, 11/1/2021		25,000	23,000
Seagate Technology International, 144A, 10.0%, 5/1/2014		290,000	324,800
Sensata Technologies BV, 144A, 6.5%, 5/15/2019		25,000	23,750
SunGard Data Systems, Inc., 10.25%, 8/15/2015		125,000	126,250
			2,666,400
Materials 0.7%
Airgas, Inc., 7.125%, 10/1/2018		415,000	444,998
Aleris International, Inc., 144A, 7.625%, 2/15/2018		20,000	17,950
Appleton Papers, Inc., 11.25%, 12/15/2015		20,000	19,400
Ball Corp.:
7.125%, 9/1/2016		10,000	10,500
7.375%, 9/1/2019		10,000	10,550
Berry Plastics Corp.:
9.5%, 5/15/2018		30,000	25,500
9.75%, 1/15/2021		40,000	34,000
Beverage Packaging Holdings Luxembourg II SA, 144A, 8.0%, 12/15/2016	EUR	70,000	72,213
Boise Paper Holdings LLC, 8.0%, 4/1/2020		15,000	15,206
BWAY Parent Co., Inc., 10.125%, 11/1/2015 (PIK)		21,117	20,378
CF Industries, Inc., 7.125%, 5/1/2020		130,000	148,038
Chevron Phillips Chemical Co., LLC, 144A, 8.25%, 6/15/2019		285,000	359,596
Clearwater Paper Corp., 7.125%, 11/1/2018		30,000	29,775
Clondalkin Acquisition BV, 144A, 2.347%**, 12/15/2013		75,000	66,750
Crown Americas LLC:
144A, 6.25%, 2/1/2021		10,000	10,000
7.625%, 5/15/2017		10,000	10,575
Domtar Corp., 10.75%, 6/1/2017		175,000	217,875
Dow Chemical Co., 5.7%, 5/15/2018		40,000	44,508
E.I. du Pont de Nemours & Co., 5.25%, 12/15/2016		60,000	68,877
Essar Steel Algoma, Inc., 144A, 9.375%, 3/15/2015		120,000	106,200
Exopack Holding Corp., 144A, 10.0%, 6/1/2018		20,000	18,700
FMG Resources (August 2006) Pty Ltd., 144A, 7.0%, 11/1/2015		10,000	9,300
Georgia-Pacific LLC:
144A, 5.4%, 11/1/2020		85,000	86,472
144A, 7.125%, 1/15/2017		35,000	36,677
Graham Packaging Co., LP, 8.25%, 10/1/2018		10,000	10,050
Graphic Packaging International, Inc., 9.5%, 6/15/2017		65,000	69,550
Huntsman International LLC, 8.625%, 3/15/2021		80,000	76,600
International Paper Co., 7.95%, 6/15/2018		365,000	421,585
JMC Steel Group, 144A, 8.25%, 3/15/2018		30,000	28,200
Longview Fibre Paper & Packaging, Inc., 144A, 8.0%, 6/1/2016		30,000	29,100
Lyondell Chemical Co., 144A, 8.0%, 11/1/2017		100,000	107,750
Momentive Performance Materials, Inc., 9.0%, 1/15/2021		110,000	75,350
Nalco Co., 144A, 6.625%, 1/15/2019		20,000	21,900
NewMarket Corp., 7.125%, 12/15/2016		80,000	82,400
Novelis, Inc.:
8.375%, 12/15/2017		65,000	64,350
8.75%, 12/15/2020		35,000	34,300
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		85,000	88,400
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		40,000	39,200
Phibro Animal Health Corp., 144A, 9.25%, 7/1/2018		10,000	9,775
Polymer Group, Inc., 144A, 7.75%, 2/1/2019		25,000	24,938
PPG Industries, Inc., 1.9%, 1/15/2016		100,000	99,558
Rain CII Carbon LLC, 144A, 8.0%, 12/1/2018		25,000	25,000
Rohm & Haas Co., 6.0%, 9/15/2017		320,000	361,712
Silgan Holdings, Inc., 7.25%, 8/15/2016		30,000	31,050
Solo Cup Co., 10.5%, 11/1/2013		70,000	69,300
United States Steel Corp., 7.375%, 4/1/2020		40,000	36,000
Verso Paper Holdings LLC, 8.75%, 2/1/2019		10,000	6,900
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		80,000	80,800
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)*		70,071	32,758
			3,810,564
Telecommunication Services 1.0%
AT&T, Inc.:
4.95%, 1/15/2013		60,000	62,840
5.5%, 2/1/2018		60,000	69,257
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		25,000	24,250
8.375%, 10/15/2020		85,000	79,050
8.75%, 3/15/2018		95,000	84,313
CPI International, Inc., 8.0%, 2/15/2018		25,000	22,500
Cricket Communications, Inc.:
7.75%, 10/15/2020		450,000	391,500
10.0%, 7/15/2015		70,000	69,475
Crown Castle Towers LLC, 144A, 6.113%, 1/15/2020		460,000	517,040
Digicel Group Ltd., 144A, 10.5%, 4/15/2018		100,000	98,500
Digicel Ltd., 144A, 8.25%, 9/1/2017		400,000	376,000
ERC Ireland Preferred Equity Ltd., 144A, 8.535%**, 2/15/2017 (PIK)	EUR	68,721	921
Frontier Communications Corp.:
7.875%, 4/15/2015		10,000	10,025
8.25%, 4/15/2017		370,000	358,900
8.5%, 4/15/2020		45,000	43,650
8.75%, 4/15/2022		10,000	9,925
Intelsat Jackson Holdings SA:
144A, 7.5%, 4/1/2021		75,000	69,750
8.5%, 11/1/2019		55,000	53,763
11.25%, 6/15/2016		30,000	30,600
Intelsat Luxembourg SA:
11.25%, 2/4/2017		135,000	117,112
11.5%, 2/4/2017 (PIK)		144,375	124,162
144A, 11.5%, 2/4/2017 (PIK)		40,000	34,400
iPCS, Inc., 2.379%**, 5/1/2013		15,000	13,650
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		60,000	52,800
7.875%, 9/1/2018		35,000	33,950
Qwest Communications International, Inc.:
7.125%, 4/1/2018		30,000	29,400
8.0%, 10/1/2015		370,000	384,800
Qwest Corp.:
7.25%, 9/15/2025		235,000	226,775
7.5%, 6/15/2023		290,000	286,036
SBA Tower Trust, 144A, 5.101%, 4/15/2017		370,000	402,375
Sprint Nextel Corp., 8.375%, 8/15/2017		475,000	441,750
Syniverse Holdings, Inc., 9.125%, 1/15/2019		10,000	9,800
Telesat Canada, 11.0%, 11/1/2015		110,000	117,700
Telstra Corp., Ltd., 144A, 4.8%, 10/12/2021		340,000	355,748
Verizon Global Funding Corp., 7.75%, 12/1/2030		40,000	54,980
Vodafone Group PLC, 6.15%, 2/27/2037		60,000	74,364
West Corp.:
7.875%, 1/15/2019		25,000	23,500
8.625%, 10/1/2018		10,000	9,725
Windstream Corp.:
7.0%, 3/15/2019		40,000	38,400
7.5%, 4/1/2023		30,000	27,975
7.75%, 10/15/2020		15,000	14,625
7.875%, 11/1/2017		65,000	65,813
			5,312,099
Utilities 0.7%
AES Corp., 8.0%, 6/1/2020		40,000	40,000
Ameren Corp., 8.875%, 5/15/2014		145,000	164,014
Appalachian Power Co., Series L, 5.8%, 10/1/2035		300,000	340,146
Calpine Corp., 144A, 7.5%, 2/15/2021		40,000	38,200
DTE Energy Co., 7.625%, 5/15/2014		170,000	194,354
Duke Energy Carolinas LLC, 5.3%, 2/15/2040		100,000	120,005
Edison Mission Energy, 7.0%, 5/15/2017		140,000	83,300
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		100,000	38,000
Ferrellgas LP, 6.5%, 5/1/2021		10,000	8,500
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		35,000	35,963
Korea Gas Corp., 144A, 4.25%, 11/2/2020		100,000	97,229
NRG Energy, Inc.:
7.375%, 1/15/2017		95,000	97,969
144A, 7.625%, 1/15/2018		20,000	18,600
Oncor Electric Delivery Co., 5.25%, 9/30/2040		100,000	111,208
Pacific Gas & Electric Co.:
3.5%, 10/1/2020		200,000	205,001
6.05%, 3/1/2034		140,000	167,094
Public Service Co. of New Mexico, 7.95%, 5/15/2018		325,000	372,909
San Diego Gas & Electric Co., 6.0%, 6/1/2026		100,000	123,547
SCANA Corp., 4.75%, 5/15/2021		200,000	210,590
Sierra Pacific Power Co., Series M, 6.0%, 5/15/2016		205,000	235,597
Southern Co., 1.95%, 9/1/2016		200,000	199,088
Suburban Propane Partners LP, 7.375%, 3/15/2020		100,000	100,000
Texas Competitive Electric Holdings Co., LLC, Series A, 10.25%, 11/1/2015		25,000	9,375
Union Electric Co., 6.7%, 2/1/2019		255,000	313,245
Western Power Distribution Holdings Ltd., 144A, 7.25%, 12/15/2017		170,000	204,710
			3,528,644
Total Corporate Bonds (Cost $48,975,447)			48,927,619

Asset-Backed 0.5%
Automobile Receivables 0.2%
Avis Budget Rental Car Funding Aesop LLC, "A", Series 2010-4A, 144A, 2.09%, 4/20/2015		140,000	140,520
Carmax Auto Owner Trust, "A4", Series 2009-2, 2.82%, 12/15/2014		50,000	51,681
CPS Auto Trust:
"A", Series 2011-A, 144A, 2.82%, 4/16/2018		219,901	220,006
"A", Series 2010-A, 144A, 2.89%, 3/15/2016		262,764	263,150
Navistar Financial Corp. Owner Trust, "B", Series 2010-A, 144A, 4.17%, 10/20/2014		100,000	102,525
Smart Trust, "A4A", Series 2011-2USA, 144A, 2.31%, 4/14/2017		280,000	282,689
			1,060,571
Credit Card Receivables 0.2%
Capital One Multi-Asset Execution Trust, "B1", Series 2006-B1, 0.509%**, 1/15/2019		300,000	286,949
Citibank Credit Card Issuance Trust, "A5", Series 2005-A5, 4.55%, 6/20/2017		110,000	123,387
World Financial Network Credit Card Master Trust:
"M", Series 2006-A, 144A, 0.439%**, 2/15/2017		150,000	146,127
"M", Series 2010-A, 5.2%, 4/15/2019		260,000	281,909
			838,372
Home Equity Loans 0.0%
Credit-Based Asset Servicing & Securitization LLC, "AF3", Series 2005-CB4, 5.334%, 8/25/2035		117,634	116,138
Manufactured Housing Receivables 0.1%
Mid-State Trust, "M", Series 2010-1, 144A, 5.25%, 12/15/2045		305,706	318,940
Miscellaneous 0.0%
Tax Liens Securitization Trust, "1A2", Series 2010-1A, 144A, 2.0%, 4/15/2018		158,729	158,602
Total Asset-Backed (Cost $2,453,777)			2,492,623

Mortgage-Backed Securities Pass-Throughs 6.9%
Federal Home Loan Mortgage Corp.:
3.5%, with various maturities from 5/1/2025 until 7/1/2040 (d)		4,105,000	4,239,652
4.0%, with various maturities from 12/1/2039 until 9/1/2041 (d)		1,522,355	1,595,169
4.5%, with various maturities from 4/1/2039 until 2/1/2041 (d)		2,522,644	2,669,045
5.0%, with various maturities from 7/1/2035 until 1/1/2037 (d)		1,692,092	1,816,426
5.054%**, 6/1/2038		627,421	661,326
5.5%, 10/1/2023		331,032	360,217
6.0%, with various maturities from 1/1/2038 until 3/1/2038		356,278	391,217
6.5%, with various maturities from 1/1/2035 until 8/1/2038		836,832	931,861
Federal National Mortgage Association:
3.159%**, 6/1/2041		287,359	299,349
3.167%**, 6/1/2041		377,311	393,128
4.0%, with various maturities from 3/1/2024 until 12/1/2040 (d)		3,010,427	3,167,723
4.5%, with various maturities from 6/1/2029 until 7/1/2041 (d)		3,627,676	3,860,598
5.0%, with various maturities from 4/1/2024 until 8/1/2036 (d)		3,050,316	3,284,909
5.5%, with various maturities from 1/1/2020 until 9/1/2038 (d)		4,711,899	5,124,012
6.0%, with various maturities from 4/1/2024 until 4/1/2039		2,381,550	2,624,054
6.5%, 10/1/2038		475,688	525,784
7.0%, 3/1/2037		296,027	334,707
Government National Mortgage Association:
5.0%, 4/1/2038 (d)		2,500,000	2,744,531
5.5%, 12/15/2039		543,165	602,786
Total Mortgage-Backed Securities Pass-Throughs (Cost $35,194,107)			35,626,494

Commercial Mortgage-Backed Securities 1.4%
Bear Stearns Commercial Mortgage Securities, Inc.:
"AM", Series 2006-PW13, 5.582%, 9/11/2041		150,000	147,684
"A4", Series 2007-PW17, 5.694%, 6/11/2050		225,000	239,406
"AM", Series 2007-PW17, 5.915%, 6/11/2050		275,000	251,347
Citigroup Commercial Mortgage Trust:
"A5", Series 2004-C2, 4.733%, 10/15/2041		400,000	422,116
"AM", Series 2006-C5, 5.462%, 10/15/2049		130,000	120,675
"A4", Series 2007-C6, 5.886%**, 12/10/2049		100,000	107,722
"AM", Series 2007-C6, 5.886%**, 12/10/2049		340,000	313,436
Citigroup/Deutsche Bank Commercial Mortgage Trust, "A4", Series 2007-CD5, 5.886%, 11/15/2044		430,000	461,234
Commercial Mortgage Loan Trust, "A4B", Series 2008-LS1, 6.214%**, 12/10/2049		470,000	495,299
CW Capital Cobalt Ltd., "AAB", Series 2007-C2, 5.416%, 4/15/2047		125,000	130,809
Extended Stay America Trust, "B", Series 2010-ESHA, 144A, 4.221%, 11/5/2027		200,000	192,246
Greenwich Capital Commercial Funding Corp.:
"A4", Series 2007-GG11, 5.736%, 12/10/2049		700,000	726,665
"AM", Series 2006-GG7, 6.074%**, 7/10/2038		275,000	257,145
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A2", Series 2010-CNTR, 144A, 4.311%, 8/5/2032		85,000	84,588
"B", Series 2010-C2, 144A, 5.075%, 11/15/2043		250,000	237,277
"A4", Series 2007-CB20, 5.794%, 2/12/2051		190,000	204,818
"ASB", Series 2007-LD12, 5.833%, 2/15/2051		230,000	247,817
"A4", Series 2007-LD12, 5.882%, 2/15/2051		500,000	531,149
"ASB", Series 2007-CB19, 5.915%**, 2/12/2049		480,000	510,215
"A4", Series 2007-LD11, 6.005%**, 6/15/2049		310,000	323,960
"AM", Series 2006-LDP7, 6.072%**, 4/15/2045		280,000	269,139
Morgan Stanley Capital I, "C", Series 2003-IQ5, 5.458%**, 4/15/2038		200,000	200,860
Wachovia Bank Commercial Mortgage Trust:
"AM", Series 2006-C29, 5.339%, 11/15/2048		230,000	209,543
"A4", Series 2004-C12, 5.495%**, 7/15/2041		430,000	462,167
"APB", Series 2007-C32, 5.931%**, 6/15/2049		258,000	273,939
Total Commercial Mortgage-Backed Securities (Cost $7,159,402)			7,421,256

Collateralized Mortgage Obligations 4.0%
Arkle Master Issuer PLC, "1A1", Series 2010-2A, 144A, 1.692%**, 5/17/2060		510,000	508,524
Arran Residential Mortgages Funding PLC, "A2C", Series 2011-1A, 144A, 1.746%**, 11/19/2047		290,000	289,329
BCAP LLC Trust:
"3A1", Series 2009-RR4, 144A, 5.186%**, 4/26/2037		275,687	266,396
"2A1", Series 2009-RR4, 144A, 5.718%**, 7/26/2036		141,544	141,734
Bear Stearns Adjustable Rate Mortgage Trust:
"3A1", Series 2007-5, 5.516%**, 8/25/2047		805,524	637,463
"22A1", Series 2007-4, 5.705%**, 6/25/2047		657,088	498,928
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.223%**, 12/25/2035		562,756	491,483
Citigroup Mortgage Loan Trust, Inc.:
"6A1", Series 2009-6, 144A, 0.485%**, 7/25/2036		219,413	198,502
"7A1", Series 2009-5, 144A, 0.585%**, 7/25/2036		338,205	314,966
"11A1", Series 2009-6, 144A, 0.585%**, 5/25/2037		233,430	198,945
"4A1", Series 2009-6, 144A, 5.05%**, 4/25/2037		288,427	286,281
"1A1", Series 2009-5, 144A, 5.37%**, 6/25/2037		166,098	166,378
Credit Suisse Mortgage Capital Certificates:
"28A1", Series 2009-3R, 144A, 4.857%**, 8/27/2037		145,282	140,036
"24A1", Series 2009-12R, 144A, 5.087%**, 10/27/2036		260,310	249,677
"30A1", Series 2009-3R, 144A, 5.472%**, 7/27/2037		416,812	420,002
"15A1", Series 2009-12R, 144A, 6.0%, 5/27/2036		225,711	232,678
"6A1", Series 2009-12R, 144A, 6.0%, 5/27/2037		610,745	636,990
Federal Home Loan Mortgage Corp.:
"GW", Series 3874, 3.5%, 6/15/2026		250,000	264,946
"LV", Series 3793, 4.0%, 11/15/2023		215,894	233,574
"BD", Series 3738, 4.0%, 10/15/2030		290,000	303,663
"AB", Series 3864, 4.0%, 6/15/2039		464,170	495,931
"PQ", Series 3923, 4.0%, 9/15/2040		255,000	273,917
"PC", Series 3715, 4.5%, 8/15/2040		310,000	343,701
"NE", Series 2750, 5.0%, 4/15/2032		610,000	645,748
"ND", Series 3036, 5.0%, 5/15/2034		695,000	772,403
"VG", Series 3659, 5.0%, 9/15/2034		305,000	351,012
"ML", Series 3755, 5.5%, 6/15/2029		236,326	262,664
"PD", Series 2904, 5.5%, 3/15/2033		425,000	462,473
"GA", Series 3523, 5.5%, 11/15/2035		239,448	264,102
"OD", Series 3162, 6.0%, 6/15/2035		285,000	318,175
Federal National Mortgage Association:
"VA", Series 2011-34, 4.0%, 6/25/2022		212,051	230,139
"PA", Series 2011-35, 4.0%, 2/25/2039		508,247	547,371
"JQ", Series 2011-27, 4.0%, 9/25/2039		523,647	559,480
"PD", Series 2011-2, 4.0%, 12/25/2039		410,000	438,485
"PL", Series 2011-2, 4.0%, 2/25/2041		220,000	236,498
"WD", Series 2003-106, 4.5%, 9/25/2020		149,865	152,708
"KB", Series 2011-49, 4.5%, 7/25/2039		530,000	574,349
"LC", Series 2009-85, 4.5%, 10/25/2049		210,000	227,131
"ME", Series 2005-14, 5.0%, 10/25/2033		600,000	651,378
"BD", Series 2010-56, 5.0%, 12/25/2038		350,000	389,216
Government National Mortgage Association:
"DB", Series 2010-76, 4.0%, 12/16/2024		190,000	209,523
"VE", Series 2011-45, 4.5%, 4/20/2022		337,621	373,649
GS Mortgage Securities Corp., "2A1", Series 2009-3R, 144A, 3.104%**, 7/25/2035		221,114	204,924
Jefferies & Co., "1A1", Series 2009-R9, 144A, 2.567%**, 8/26/2046		318,661	310,643
JPMorgan Mortgage Trust:
"2A1" Series 2006-A5, 2.74%**, 8/25/2036		594,150	414,029
"6A2", Series 2005-A8, 2.915%**, 11/25/2035		163,735	153,403
"1A1", Series 2008-R2, 144A, 5.314%**, 7/27/2037		424,792	324,435
JPMorgan Reremic:
"2A1", Series 2009-5, 144A, 4.908%**, 1/26/2037		338,024	331,454
"3A1", Series 2009-5, 144A, 5.543%**, 5/26/2037		229,831	224,103
"11A1", Series 2009-7, 144A, 2.932%**, 9/27/2036		267,260	250,925
Permanent Master Issuer PLC:
"5A", Series 2006-1, 0.359%**, 7/15/2033		220,000	216,985
"1A", Series 2010-1A, 144A, 1.399%**, 7/15/2042		260,000	259,222
"1A1", Series 2011-1A, 144A, 1.649%**, 7/15/2042		275,000	274,712
Washington Mutual Mortgage Pass-Through Certificates Trust, "1A1", Series 2006-AR18, 4.908%**, 1/25/2037		779,987	550,880
Wells Fargo Mortgage Backed Securities Trust, "2A5", Series 2006-AR2, 2.731%**, 3/25/2036		2,160,461	1,729,328
Total Collateralized Mortgage Obligations (Cost $21,030,364)			20,505,591

Government & Agency Obligations 9.4%
Other Government Related (e) 0.2%
European Investment Bank, 1.5%, 5/15/2014		300,000	306,135
Inter-American Development Bank, 1.75%, 8/24/2018		200,000	199,966
Kreditanstalt fuer Wiederaufbau, 3.5%, 5/16/2013		60,000	62,836
Private Export Funding Corp.:
2.25%, 12/15/2017		55,000	56,891
4.95%, 11/15/2015		200,000	230,260
Qatari Diar Finance QSC, 144A, 5.0%, 7/21/2020		180,000	192,150
Svensk Exportkredit AB, 3.25%, 9/16/2014		80,000	84,955
			1,133,193
Sovereign Bonds 2.9%
Export Development Canada, 1.25%, 10/27/2015		115,000	116,375
Export-Import Bank of Korea, 4.375%, 9/15/2021		200,000	188,391
Federal Republic of Germany-Inflation Linked Bond, 2.25%, 4/15/2013	EUR	360,657	503,919
Government of Canada-Inflation Linked Bond, 4.0%, 12/1/2031	CAD	485,843	751,214
Government of France-Inflation Linked Bond:
1.0%, 7/25/2017	EUR	411,364	576,035
2.25%, 7/25/2020	EUR	1,399,428	2,113,181
3.15%, 7/25/2032	EUR	667,598	1,200,394
Government of Japan-Inflation Linked Bond, Series 9, 1.1%, 9/10/2016	JPY	50,745,000	676,008
Government of Sweden, Series 3105, 3.5%, 12/1/2015	SEK	4,750,000	957,394
Province of British Columbia, Canada, 2.65%, 9/22/2021		200,000	202,467
Province of Ontario, Canada:
2.3%, 5/10/2016		200,000	207,189
3.5%, 7/15/2013		60,000	62,991
Republic of Italy-Inflation Linked Bond, 2.1%, 9/15/2017	EUR	455,399	545,326
Republic of Peru, 6.55%, 3/14/2037		60,000	69,600
Republic of Poland, 6.375%, 7/15/2019		80,000	88,000
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	1,094,418	2,063,517
1.875%, 11/22/2022	GBP	684,780	1,321,182
2.0%, 1/26/2035	GBP	396,000	1,162,981
2.5%, 8/16/2013	GBP	200,000	883,734
2.5%, 7/26/2016	GBP	200,000	1,055,621
United Mexican States:
5.625%, 1/15/2017		200,000	222,800
5.875%, 2/17/2014		200,000	216,400
			15,184,719
U.S. Government Sponsored Agencies 0.6%
Federal Home Loan Bank:
5.0%, 11/17/2017		460,000	553,857
5.375%, 5/18/2016		60,000	71,202
Federal Home Loan Mortgage Corp.:
0.375%, 11/30/2012		100,000	100,071
1.375%, 2/25/2014		360,000	367,509
4.75%, 1/19/2016		100,000	115,439
4.875%, 6/13/2018		100,000	119,592
5.125%, 11/17/2017		500,000	601,658
5.25%, 4/18/2016		120,000	141,631
6.25%, 7/15/2032		60,000	87,181
Federal National Mortgage Association:
0.5%, 10/30/2012		450,000	451,279
1.25%, 9/28/2016		200,000	199,625
1.5%, 6/26/2013		100,000	101,890
6.625%, 11/15/2030		80,000	118,898
Tennessee Valley Authority, 5.5%, 6/15/2038		60,000	78,828
			3,108,660
U.S. Treasury Obligations 5.7%
U.S. Treasury Bonds:
4.25%, 11/15/2040		1,050,000	1,327,758
4.375%, 5/15/2041		795,000	1,027,045
6.125%, 8/15/2029		600,000	899,250
U.S. Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2040		439,017	557,037
2.375%, 1/15/2025		1,665,929	2,057,812
3.625%, 4/15/2028 (c)		502,841	723,226
3.875%, 4/15/2029		446,641	672,021
U.S. Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		598,152	656,986
2.375%, 1/15/2017		1,092,244	1,255,995
2.5%, 7/15/2016		894,928	1,028,538
U.S. Treasury Notes:
0.25%, 9/15/2014		1,072,000	1,066,726
0.375%, 8/31/2012		75,000	75,138
0.375%, 7/31/2013		1,280,000	1,282,749
0.625%, 12/31/2012		4,500,000	4,523,728
0.75%, 5/31/2012 (f)		100,000	100,398
1.0%, 3/31/2012		200,000	200,882
1.0%, 8/31/2016		1,359,000	1,362,397
2.125%, 5/31/2015		3,000,000	3,165,690
2.125%, 8/15/2021 (c)		1,876,000	1,909,130
2.25%, 1/31/2015		3,500,000	3,699,608
3.125%, 1/31/2017		400,000	443,125
3.125%, 5/15/2019		1,075,000	1,197,617
			29,232,856
Total Government & Agency Obligations (Cost $46,003,035)			48,659,428

Municipal Bonds and Notes 0.9%
California, Bay Area Toll Authority, Toll Bridge Revenue, Build America Bonds, Series S1, 7.043%, 4/1/2050 (g)		290,000	393,324
California, State Build America Bonds, 7.55%, 4/1/2039 (g)		100,000	124,233
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (g)		365,000	423,969
District of Columbia, Water & Sewer Authority, Public Utility Revenue, Build America Bonds, Series A, 5.522%, 10/1/2044 (g)		325,000	387,527
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057 (g)		365,000	398,182
Illinois, State General Obligation:
5.365%, 3/1/2017 (g)		140,000	147,987
5.877%, 3/1/2019 (g)		350,000	374,861
Los Angeles, CA, Department of Airports Revenue, Build America Bonds, Series C, 6.582%, 5/15/2039 (g)		200,000	245,050
New Jersey, Economic Development Authority, State Pension Funding Revenue, Series A, 7.425%, 2/15/2029, INS: NATL (g)		100,000	123,538
New York, Metropolitan Transportation Authority, Dedicated Tax Fund, Build America Bonds, Metro Transit Authority, Series A2, 6.089%, 11/15/2040 (g)		270,000	332,632
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds, 5.44%, 6/15/2043 (g)		185,000	221,306
Ohio, American Municipal Power, Inc., Combined Hydroelectric Projects, Build America Bonds, 7.834%, 2/15/2041 (g)		395,000	544,918
San Diego County, CA, Regional Transportation Commission Sales Tax Revenue, Build America Bonds, 5.911%, 4/1/2048 (g)		310,000	382,066
Southern California, Public Power Authority, Power Project Revenue, Build America Bonds, 5.943%, 7/1/2040 (g)		370,000	437,821
Total Municipal Bonds and Notes (Cost $3,806,570)			4,537,414

Convertible Bond 0.0%
Consumer Discretionary
Group 1 Automotive, Inc., 144A, 3.0%, 3/15/2020 (Cost $30,000)		30,000	33,563

Preferred Securities 0.0%
Financials 0.0%
JPMorgan Chase Capital XX, Series T, 6.55%, 9/29/2036		40,000	40,393
Wachovia Capital Trust III, 5.57%**, 11/7/2011 (h)		100,000	82,000
			122,393
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		10,000	7,400
Total Preferred Securities (Cost $133,661)			129,793

	Units	Value ($)

Other Investments 0.0%
AOT Bedding Super Holdings LLC* (Cost $2,000)	2	2,000

	Shares	Value ($)

Exchange-Traded Funds 7.9%
iShares JPMorgan USD Emerging Markets Bond Fund	74,024	7,804,350
iShares Russell 2000 Value Index Fund	182,916	10,431,700
SPDR Barclays Capital International Treasury Bond	129,027	7,755,813
Vanguard MSCI Emerging Markets Fund	422,215	15,153,296
Total Exchange-Traded Funds (Cost $38,963,209)		41,145,159
Securities Lending Collateral 0.9%
Daily Assets Fund Institutional, 0.17% (i) (j) (Cost $4,505,082)	4,505,082	4,505,082

Cash Equivalents 9.0%
Central Cash Management Fund, 0.10% (i) (Cost $46,889,310)	46,889,310	46,889,310

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $549,521,634)+	103.5	537,028,134
Other Assets and Liabilities, Net	(3.5)	(18,122,042)
Net Assets	100.0	518,906,092

The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	40,000	USD	27,850	50
Wolverine Tube, Inc.*	15.0%	3/31/2012	70,071	USD	70,071	32,758
					97,921	32,808

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of September 30, 2011.

+ The cost for federal income tax purposes was $553,138,458. At September 30, 2011, net unrealized depreciation for all securities based on tax cost was $16,110,324. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,062,388 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $44,172,712.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.

(c) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at September 30, 2011 amounted to $4,349,452, which is 0.8% of net assets.

(d) When-issued or delayed delivery security included.

(e) Government-backed debt issued by financial companies or government sponsored enterprises.

(f) At September 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(g) Taxable issue.

(h) Date shown is call date; not a maturity date for the perpetual preferred securities.

(i) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(j) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CVA: Certificaten Van Aandelen

FTSE: Financial Times and the London Stock Exchange

INS: Insured

MSCI: Morgan Stanley Capital International

NATL: National Public Finance Guarantee Corp.

PIK: Denotes that all or a portion of income is paid in kind.

REIT: Real Estate Investment Trust

RSP: Risparmio (Convertible Savings Shares)

SDR: Swedish Depositary Receipt

SPDR: Standard & Poor's Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At September 30, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
30 Year U.S. Treasury Bond	USD	12/20/2011	17	2,424,625	114,179
5 Year U.S. Treasury Note	USD	12/30/2011	7	857,391	(126)
ASX SPI 200 Index	AUD	12/15/2011	1	96,770	(387)
Euro Stoxx 50 Index	EUR	12/16/2011	18	519,930	4,046
Federal Republic of Germany Euro-Bund	EUR	12/8/2011	134	24,503,569	14,861
FTSE 100 Index	GBP	12/16/2011	1	79,381	148
NIKKEI 225 Index	USD	12/8/2011	3	128,625	(825)
S&P 500 E-Mini Index	USD	12/16/2011	88	4,954,400	(108,869)
United Kingdom Long Gilt Bond	GBP	12/28/2011	110	22,297,715	491,098
Total net unrealized appreciation					514,125

At September 30, 2011, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australian Treasury Bond	AUD	12/15/2011	75	8,293,276	41,283
10 Year Canadian Government Bond	CAD	12/19/2011	107	13,571,305	(298,536)
10 Year Japan Government Bond	JPY	12/9/2011	1	1,844,030	6,596
10 Year U.S. Treasury Note	USD	12/20/2011	177	23,026,594	(248,759)
Total net unrealized depreciation					(499,416)

As of September 30, 2011, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	149,200	USD	204,532	10/17/2011	3,894	Citigroup, Inc.
EUR	1,300	USD	1,760	10/17/2011	12	JPMorgan Chase Securities, Inc.
NZD	1,410,000	USD	1,153,627	10/18/2011	80,118	UBS AG
CHF	2,350,000	USD	2,675,197	10/18/2011	81,613	UBS AG
JPY	71,350,000	USD	930,295	10/18/2011	5,000	UBS AG
EUR	6,410,000	USD	8,767,534	10/18/2011	180,930	UBS AG
AUD	3,540,000	USD	3,600,640	10/18/2011	183,470	UBS AG
Total unrealized appreciation					535,037

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	6,331	EUR	4,700	10/17/2011	(10)	Citigroup, Inc.
USD	7,651,530	NOK	43,460,000	10/18/2011	(254,645)	UBS AG
USD	961,787	GBP	610,000	10/18/2011	(10,728)	UBS AG
USD	1,893,062	CAD	1,880,000	10/18/2011	(99,819)	UBS AG
USD	1,030,698	SEK	6,940,000	10/18/2011	(20,213)	UBS AG
Total unrealized depreciation					(385,415)

Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP British Pound JPY Japanese Yen NOK Norwegian Krone NZD New Zealand Dollar SEK Swedish Krona USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stock and/or Other Equity Investments (k)
Consumer Discretionary	$22,956,661	$5,418,161	$87	$28,374,909
Consumer Staples	25,871,263	4,781,671	—	30,652,934
Energy	24,613,219	2,478,409	—	27,091,628
Financials	22,883,072	10,491,210	—	33,374,282
Health Care	32,385,299	7,199,467	—	39,584,766
Industrials	20,208,418	7,498,895	—	27,707,313
Information Technology	42,585,324	5,366,226	—	47,951,550
Materials	10,291,316	2,412,188	—	12,703,504
Telecommunication Services	8,073,020	4,993,996	—	13,067,016
Utilities	11,660,327	3,984,573	—	15,644,900
Fixed Income Investments (k)
Corporate Bonds	—	48,927,619	—	48,927,619
Asset Backed	—	2,334,021	158,602	2,492,623
Mortgage-Backed Securities Pass-Throughs	—	35,626,494	—	35,626,494
Commercial Mortgage- Backed Securities	—	7,421,256	—	7,421,256
Collateralized Mortgage Obligations	—	20,505,591	—	20,505,591
Government & Agency Obligations	—	48,659,428	—	48,659,428
Municipal Bonds and Notes	—	4,537,414	—	4,537,414
Convertible Bonds	—	33,563	—	33,563
Preferred Securities	—	129,793	—	129,793
Other Investments	—	—	2,000	2,000
Exchange-Traded Funds	41,145,159	—	—	41,145,159
Short-Term Investments (k)	51,394,392	—	—	51,394,392
Derivatives (l)	672,211	535,037	—	1,207,248
Total	$314,739,681	$223,335,012	$160,689	$538,235,382

Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (l)	$(657,502)	$(385,415)	$—	$(1,042,917)
Total	$(657,502)	$(385,415)	$—	$(1,042,917)

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended September 30, 2011.

(k) See Investment Portfolio for additional detailed categorizations.

(l) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Common Stocks and/or Other Equity Investments	Corporate Bonds	Asset- Backed	Other Investments	Total
Balance as of March 31, 2011	$76	$5,950	$286,319	$2,000	$294,345
Net realized gain (loss)	—	(23,893)	87	—	(23,806)
Change in unrealized appreciation (depreciation)	11	27,683	(1,298)	0	26,396
Amortization premium/discount	—	87	—	—	87
Purchases	—	—	—	—	—
Sales	—	(9,827)	(126,506)	—	(136,333)
Transfers into Level 3	—	—	—	—	—
Transfers (out) of Level 3	—	—	—	—	—
Balance as of September 30, 2011	$87	$—	$158,602	$2,000	$160,689
Net change in unrealized appreciation (depreciation) from investments still held as of September 30, 2011	$11	$—	$(730)	$0	$(719)

Transfers between price levels are recognized at the beginning of the reporting period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of September 30, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $498,127,242) — including $4,349,452 of securities loaned	$485,633,742
Investment in Daily Assets Fund Institutional (cost $4,505,082)*	4,505,082
Investment in Central Cash Management Fund (cost $46,889,310)	46,889,310
Total investments in securities, at value (cost $549,521,634)	537,028,134
Cash	129,824
Foreign currency, at value (cost $382,444)	364,574
Deposits with brokers for futures contracts	2,730,836
Cash held as collateral for forward foreign currency exchange contracts	1,030,000
Receivable for investments sold	5,794,404
Receivable for investments sold — delayed delivery securities	2,881,506
Receivable for Fund shares sold	335,052
Dividends receivable	472,433
Interest receivable	1,400,282
Unrealized appreciation on forward foreign currency exchange contracts	535,037
Foreign taxes recoverable	66,049
Due from Advisor	82,039
Other assets	22,467
Total assets	552,872,637
Liabilities
Payable upon return of securities loaned	4,505,082
Payable for investments purchased	7,245,177
Payable for investments purchased — delayed delivery securities	20,909,834
Payable for daily variation margin on futures contracts	104,909
Unrealized depreciation on forward foreign currency exchange contracts	385,415
Accrued management fee	156,624
Other accrued expenses and payables	659,504
Total liabilities	33,966,545
Net assets, at value	$518,906,092

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of September 30, 2011 (Unaudited) (continued)
Net Assets Consist of
Undistributed of net investment income	634,512
Net unrealized appreciation (depreciation) on: Investments	(12,493,500)
Futures	14,709
Foreign currency	125,306
Accumulated net realized gain (loss)	(147,692,039)
Paid-in capital	678,317,104
Net assets, at value	$518,906,092
Net Asset Value
Class S Net Asset Value offering and redemption price per share ($2,628,234 ÷ 321,716 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$8.17
Institutional Class Net Asset Value offering and redemption price per share ($516,277,858 ÷ 60,493,259 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$8.53

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended September 30, 2011 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $156,289)	$4,101,686
Interest (net of foreign taxes withheld of $628)	3,964,504
Income distributions — Central Cash Management Fund	25,157
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	47,484
Total income	8,138,831
Expenses: Management fee	1,672,318
Administration fee	287,631
Services to shareholders	464,646
Custodian fee	82,848
Professional fees	62,134
Reports to shareholders	25,965
Registration fees	17,319
Trustees' fees and expenses	10,371
Other	74,794
Total expenses before expense reductions	2,698,026
Expense reductions	(1,100,313)
Total expenses after expense reductions	1,597,713
Net investment income	6,541,118
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	7,494,648
Futures	185,872
Foreign currency	(3,606,381)
4,074,139
Change in net unrealized appreciation (depreciation) on: Investments	(65,951,235)
Futures	(282,269)
Foreign currency	(319,938)
(66,553,442)
Net gain (loss)	(62,479,303)
Net increase (decrease) in net assets resulting from operations	$(55,938,185)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Six Months Ended September 30, 2011 (Unaudited)	Year Ended March 31, 2011
Operations: Net investment income	$6,541,118	$12,142,696
Net realized gain (loss)	4,074,139	53,829,052
Change in net unrealized appreciation (depreciation)	(66,553,442)	(6,806,289)
Net increase (decrease) in net assets resulting from operations	(55,938,185)	59,165,459
Distributions to shareholders from: Net investment income Class S	(25,791)	(87,351)
Institutional Class	(5,513,700)	(16,114,327)
Total distributions	(5,539,491)	(16,201,678)
Fund share transactions: Proceeds from shares sold	16,173,870	54,299,193
Reinvestment of distributions	5,539,411	16,201,525
Payments for shares redeemed	(34,192,139)	(88,690,628)
Net increase (decrease) in net assets from Fund share transactions	(12,478,858)	(18,189,910)
Increase (decrease) in net assets	(73,956,534)	24,773,871
Net assets at beginning of period	592,862,626	568,088,755
Net assets at end of period (including undistributed net investment income and distributions in excess of net investment income of $634,512 and $367,115, respectively)	$518,906,092	$592,862,626

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended March 31,
Class S+	Six Months Ended 9/30/11 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$9.14		$8.45	$6.23	$9.79	$11.85	$11.30
Income (loss) from investment operations: Net investment incomea	.09		.18	.19	.26	.29	.33
Net realized and unrealized gain (loss)	(.98)		.74	2.20	(3.40)	(.30)	.80
Total from investment operations	(.89)		.92	2.39	(3.14)	(.01)	1.13
Less distributions from: Net investment income	(.08)		(.23)	(.17)	(.20)	(.42)	(.25)
Net realized gains	—		—	—	(.13)	(1.63)	(.33)
Return of capital	—		—	—	(.09)	—	—
Total distributions	(.08)		(.23)	(.17)	(.42)	(2.05)	(.58)
Net asset value, end of period	$8.17		$9.14	$8.45	$6.23	$9.79	$11.85
Total Return (%)b	(9.82	)**	11.18	38.53	(33.05)	(.75)	10.16
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3		3	3	3	5	5
Ratio of expenses before expense reductions (%)	1.12	*	1.07	1.07	1.08	1.05	.93
Ratio of expenses after expense reductions (%)	.89	*	.81	.81	.82	.87	.71
Ratio of net investment income (%)	1.94	*	1.94	2.31	2.99	2.50	2.67
Portfolio turnover rate (%)	105	**	259	209	242	264	175
+ On October 23, 2006, Investment Class was renamed Class S.
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

			Years Ended March 31,
Institutional Class	Six Months Ended 9/30/11 (Unaudited)		2011	2010	2009	2008	2007
Selected Per Share Data
Net asset value, beginning of period	$9.54		$8.82	$6.51	$10.22	$12.29	$11.74
Income (loss) from investment operations: Net investment incomea	.11		.20	.21	.28	.32	.34
Net realized and unrealized gain (loss)	(1.03)		.78	2.30	(3.54)	(.29)	.85
Total from investment operations	(.92)		.98	2.51	(3.26)	.03	1.19
Less distributions from: Net investment income	(.09)		(.26)	(.20)	(.23)	(.47)	(.31)
Net realized gains	—		—	—	(.13)	(1.63)	(.33)
Return of capital	—		—	—	(.09)	—	—
Total distributions	(.09)		(.26)	(.20)	(.45)	(2.10)	(.64)
Net asset value, end of period	$8.53		$9.54	$8.82	$6.51	$10.22	$12.29
Total Return (%)b	(9.58	)**	11.46	38.76	(32.84)	(.40)	10.28
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	516		590	565	402	738	761
Ratio of expenses before expense reductions (%)	.94	*	.96	.96	.98	.89	.89
Ratio of expenses after expense reductions (%)	.55	*	.56	.56	.57	.55	.55
Ratio of net investment income (%)	2.28	*	2.20	2.56	3.24	2.82	2.83
Portfolio turnover rate (%)	105	**	259	209	242	264	175
a Based on average shares outstanding during the period. b Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Lifecycle Long Range Fund (the "Fund") is a diversified series of DWS Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Fund is the successor to DWS Lifecycle Long Range Fund, a series of DWS Advisor Funds (the "Predecessor Fund"). On April 29, 2011, the Predecessor Fund transferred all of its assets and liabilities to the Trust, while retaining the same fund name. The transaction had no material effect on an investment in the Fund. All financial and other information contained herein for periods prior to April 29, 2011, is that of the Predecessor Fund.

The Fund offers two classes of shares: Institutional Class and Class S. Institutional Class shares are offered to a limited group of investors and are not subject to initial or contingent deferred sales charges. Institutional Class shares have lower ongoing expenses than Class S shares. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes of shares except that each class bears certain expenses unique to that class such as services to shareholders and certain other class specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities and exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In May 2011, Accounting Standards Update 2011-04 (ASU 2011-04), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, was issued and is effective during interim and annual periods beginning after December 15, 2011. ASU 2011-04 amends Financial Accounting Standards Board (FASB) Topic 820, Fair Value Measurement. The amendments are the result of the work by the FASB and the International Accounting Standards Board to develop common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. Management is currently evaluating the application of ASU 2011-04 and its impact, if any, on the Funds' financial statements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the value reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Additionally, based on the Fund's understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At March 31, 2011, the Fund had a net tax basis capital loss carryforward of approximately $148,217,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2012 ($419,000), March 31, 2013 ($255,000), March 31, 2017 ($51,033,000) and March 31, 2018 ($96,510,000), the respective expiration dates, whichever occurs first.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of March 31, 2011 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in foreign denominated investments, investments in passive foreign investment companies, forward currency contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), futures contracts and certain securities sold at a loss. As a result net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended September 30, 2011, the Fund used futures contracts to gain exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy by entering into futures contracts on fixed-income securities, including on financial indices and security indices. For the six months ended September 30, 2011, as part of this strategy, the Fund used futures contracts to attempt to take advantage of inefficiencies within the global bond markets.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty, and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of September 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended September 30, 2011, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $55,862,000 to $80,747,000, and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $46,735,000 to $55,068,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended September 30, 2011, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and to enhance the total returns. The Fund also enters into forward currency contracts as part of its global tactical asset allocation overlay strategy.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of September 30, 2011 is included in a table following the Fund's Investment Portfolio. For the six months ended September 30, 2011, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $17,334,000 to $101,974,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from approximately $11,543,000 to $117,052,000.

The following tables summarize the value of the Fund's derivative instruments held as of September 30, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$535,037	$—	$535,037
Equity Contracts (b)	—	4,194	4,194
Interest Rate Contracts (b)	—	668,017	668,017
	$535,037	$672,211	$1,207,248

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on forward foreign currency exchange contracts

(b) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Liability Derivatives	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$(385,415)	$—	$(385,415)
Equity Contracts (b)	—	(110,081)	(110,081)
Interest Rate Contracts (b)	—	(547,421)	(547,421)
	$(385,415)	$(657,502)	$(1,042,917)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on forward foreign currency exchange contracts

(b) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended September 30, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$(3,582,606)	$—	$(3,582,606)
Equity Contracts (b)	—	(420,855)	(420,855)
Interest Rate Contracts (b)	—	606,727	606,727
	$(3,582,606)	$185,872	$(3,396,734)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Net realized gain (loss) from futures
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$(287,863)	$—	$(287,863)
Equity Contracts (b)	—	(153,428)	(153,428)
Interest Rate Contracts (b)	—	(128,841)	(128,841)
	$(287,863)	$(282,269)	$(570,132)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended September 30, 2011, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $465,627,084 and $474,528,517, respectively. Purchases and sales of U.S. Treasury obligations aggregated $105,210,075 and $109,901,456, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor.

QS Investors, LLC ("QS Investors") acts as an investment subadvisor to the Fund. As an investment subadvisor to the Fund, QS Investors renders strategic asset allocation services and also manages a portion of the assets allocated to equities and the portion of assets allocated to the Fund's global tactical asset allocation overlay strategy. QS Investors is paid by the Advisor for the services QS Investors provides to the Fund.

Pursuant to a written contract, Aberdeen Asset Management Inc. ("AAMI"), a direct, wholly owned subsidiary of Aberdeen Asset Management PLC, also serves as subadvisor to the Fund with respect to a portion of the fixed income portion of the Fund's portfolio. AAMI is paid for its services by the Advisor from its fee as investment advisor to the Fund.

Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:
First $250 million of the Fund's average daily net assets	.600%
Next $750 million of such net assets	.575%
Over $1 billion of such net assets	.550%

For the period from April 1, 2010 through July 31, 2011, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of Class S shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.01%.

For the period from August 1, 2011 through September 30, 2012, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class S shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.00%.

In addition, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses of Institutional Class shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.55%. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

Accordingly, for the six months ended September 30, 2011, the Advisor waived a portion of its management fee pursuant to the Investment Management Agreement aggregating $643,101, and the amount charged aggregated $1,029,217, which was equivalent to an annualized effective rate of 0.36% of the Fund's average daily net assets.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended September 30, 2011, the Administration Fee was $287,631, of which $44,085 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended September 30, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at September 30, 2011
Class S	$915	$—	$515
Institutional Class	8,484	8,484	—
	$9,399	$8,484	$515

In addition, for the six months ended September 30, 2011, the Advisor reimbursed $448,728 of sub-recordkeeping expenses for Institutional Class shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended September 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $16,839, of which $9,495 is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Concentration of Ownership

From time to time the Fund may have a concentration of several shareholder accounts holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At September 30, 2011, there were two shareholder accounts that held approximately 70% and 28%, respectively, of outstanding shares of the Fund.

F. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at September 30, 2011.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended September 30, 2011		Year Ended March 31, 2011
	Shares	Dollars	Shares	Dollars
Shares sold
Class S	8,116	$72,551	41,343	$346,777
Institutional Class	1,720,109	16,101,319	5,914,995	53,952,416
		$16,173,870		$54,299,193
Shares issued to shareholders in reinvestment of distributions
Class S	2,974	$25,711	10,453	$87,198
Institutional Class	612,098	5,513,700	1,845,609	16,114,327
		$5,539,411		$16,201,525
Shares redeemed
Class S	(49,450)	$(453,155)	(66,671)	$(569,714)
Institutional Class	(3,629,283)	(33,738,984)	(10,011,669)	(88,120,914)
		$(34,192,139)		$(88,690,628)
Net increase (decrease)
Class S	(38,360)	$(354,893)	(14,875)	$(135,739)
Institutional Class	(1,297,076)	(12,123,965)	(2,251,065)	(18,054,171)
		$(12,478,858)		$(18,189,910)

Investment Management Agreement Approval

The Board of Trustees, including the Independent Trustees, approved the renewal of your Fund's investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DWS") and sub-advisory agreements (the "Sub-Advisory Agreements" and together with the Agreement, the "Agreements") between DWS and Aberdeen Asset Management Inc. ("Aberdeen") and DWS and QS Investors, LLC ("QS Investors") in September 2011.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

• In September 2011, all of the Fund's Trustees were independent of DWS and its affiliates.

• The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board's Contract Committee, in coordination with the Board's Fixed Income and Quant Oversight Committee, reviewed comprehensive materials received from DWS, independent third parties and independent counsel. These materials included an analysis of the Fund's performance, fees and expenses, and profitability compiled by the Fund's independent fee consultant. The Board also received extensive information throughout the year regarding performance of the Fund.

• The Independent Trustees regularly meet privately with their independent counsel to discuss contract review and other matters. In addition, the Independent Trustees were also advised by the Fund's independent fee consultant in the course of their review of the Fund's contractual arrangements and considered a comprehensive report prepared by the independent fee consultant in connection with their deliberations (the "IFC Report").

• In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund's distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

• Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board, which consists of all Independent Trustees. The Board then reviewed the Contract Committee's findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DWS and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DWS managed the Fund, and that the Agreement was approved by the Fund's shareholders. DWS is part of Deutsche Bank, a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are significant advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

While shareholders may focus primarily on fund performance and fees, the Fund's Board considers these and many other factors, including the quality and integrity of DWS's, Aberdeen's and QS Investors' personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures. The Board also noted that the Sub-Advisory Agreement was approved by the Fund's shareholders in July 2010.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DWS and QS Investors provide the majority of portfolio management services to the Fund and that Aberdeen provides portfolio management services for the fixed income (not including high yield) portion of the Fund's portfolio only. The Board also noted that pursuant to a separate administrative services agreement, DWS provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DWS to attract and retain high-quality personnel, and the organizational depth and stability of DWS. The Board also requested and received information regarding DWS's oversight of Fund sub-advisors, including Aberdeen and QS Investors. The Board reviewed the Fund's performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market indices and a peer universe compiled by the independent fee consultant using information supplied by Lipper Inc. ("Lipper"). The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to their benchmark or a peer universe compiled by an independent fund data service), and receives more frequent reporting and information from DWS regarding such funds, along with DWS's remedial plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for the one-, three- and five-year periods ended December 31, 2010, the Fund's performance (Institutional Class shares) was in the 2nd quartile, 4th quartile and 4th quartile, respectively, of the applicable Lipper universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2010.

On the basis of this evaluation and the ongoing review of investment results by the Board, the Board concluded that the nature, quality and extent of services provided by DWS, Aberdeen and QS Investors historically have been and continue to be satisfactory.

Fees and Expenses. The Board considered the Fund's investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper and the independent fee consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DWS under the Fund's administrative services agreement, were lower than the median (2nd quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2010). With respect to the sub-advisory fees paid to Aberdeen and QS Investors, the Board noted that the fees are paid by DWS out of its fee and not directly by the Fund. The Board noted that the Fund's Institutional Class shares total (net) operating expenses were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2010) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class's total (net) operating expenses to the applicable Lipper Universe Expenses. The Board considered the Fund's management fee rate as compared to fees charged by DWS and certain of its affiliates for comparable mutual funds and considered differences in fund and fee structures between the DWS Funds. The Board also considered how the Fund's total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitation agreed to by DWS helped to ensure that the Fund's total (net) operating expenses would remain competitive.

The information considered by the Board as part of its review of management fees included information regarding fees charged by DWS and its affiliates to similar institutional accounts and to similar funds offered primarily to European investors ("DWS Europe funds"), in each case as applicable. The Board observed that advisory fee rates for institutional accounts generally were lower than the management fees charged by similarly managed DWS U.S. mutual funds ("DWS Funds"), but also took note of the differences in services provided to DWS Funds as compared to institutional accounts. In the case of DWS Europe funds, the Board observed that fee rates for DWS Europe funds generally were higher than for similarly managed DWS Funds, but noted that differences in the types of services provided to DWS Funds relative to DWS Europe funds made it difficult to compare such fees.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DWS, Aberdeen and QS Investors.

Profitability. The Board reviewed detailed information regarding revenues received by DWS under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DWS from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DWS and its affiliates with respect to all fund services in totality and by fund. The Board and the independent fee consultant reviewed DWS's methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DWS in connection with the management of the Fund were not unreasonable. The Board also reviewed information regarding the profitability of certain similar investment management firms. The Board noted that while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DWS and its affiliates' overall profitability with respect to the DWS fund complex (after taking into account distribution and other services provided to the funds by DWS and its affiliates) was lower than the overall profitability levels of many comparable firms for which such data was available. The Board did not consider the profitability of the subadvisors with respect to the Fund. The Board noted that DWS pays the subadvisors' fee out of its management fee, and its understanding that the Fund's sub-advisory fee schedules were the product of an arm's length negotiation with DWS.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund's management fee schedule includes fee breakpoints. The Board concluded that the Fund's fee schedule represents an appropriate sharing between the Fund and DWS of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DWS, Aberdeen and QS Investors and Their Affiliates.The Board also considered the character and amount of other incidental benefits received by DWS, Aberdeen and QS Investors and their affiliates, including any fees received by DWS for administrative services provided to the Fund and any fees received by an affiliate of DWS for distribution services. The Board also considered benefits to DWS, Aberdeen and QS Investors related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DWS, Aberdeen and QS Investors related to DWS Funds advertising and cross-selling opportunities among DWS products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DWS to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of both DWS's chief compliance officer and the Fund's chief compliance officer; (ii) the large number of DWS compliance personnel; and (iii) the substantial commitment of resources by DWS and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DWS to the oversight of each investment sub-advisor's compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and their counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Summary of Management Fee Evaluation by Independent Fee Consultant

September 26, 2011

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2011, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, 2009 and 2010.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 109 mutual fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

President, Thomas H. Mack & Co., Inc.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Class S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Institutional Class:
(800) 621-1048
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(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class S	Institutional Class
Nasdaq Symbol	BTILX	BTAMX
CUSIP Number	23336W 809	23336W 882
Fund Number	812	567

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2011

Notes

Notes

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Lifecycle Long Range Fund, a series of DWS Market Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	November 30, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 30, 2011